Document and Entity Information	3 Months Ended
Jun. 30, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Trading Symbol	AOIL
Entity Registrant Name	ARMADA OIL, INC.
Entity Central Index Key	0001081074
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Current assets
Cash and cash equivalents	$ 512,109	$ 982,323	$ 724,558
Accounts receivable	13,668	8,954
Prepaid expenses and other current assets	60,255	26,958	10,037
Total current assets	586,032	1,018,235	734,595
Unproven oil and gas properties	26,288,027	26,130,404
Total assets	26,874,059	27,148,639	734,595
Current liabilities
Accounts payable	58,274	58,421	8,018
Accrued liabilities	16,650
Total current liabilities	74,924	58,421	8,018
Commitments and contingencies
STOCKHOLDERS' EQUITY
Preferred stock: $0.01 par value; 1,000,000 shares authorized, no shares issued and outstanding at June 30, 2012, March 31, 2012, and March 31, 2011, respectively
Common stock: $0.001 par value; 100,000,000 shares authorized, 20,294,631, 11,424,631 and 8,449,846 shares issued and outstanding at June 30, 2012, March 31, 2012, and March 31, 2011, respectively	20,295	11,425	8,450
Common stock issuable: 0, 8,870,000 and 0 shares at June 30, 2012, March 31, 2012, and March 31 2011, respectively		8,870
Additional paid-in capital	30,737,442	30,691,861	3,805,843
Deficit accumulated during the exploration stage	(3,958,602)	(3,621,938)	(3,087,716)
Total stockholders' equity	26,799,135	27,090,218	726,577
Total liabilities and stockholders' equity	$ 26,874,059	$ 27,148,639	$ 734,595

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	20,294,631	11,424,631	8,449,846
Common stock, shares outstanding	20,294,631	11,424,631	8,449,846
Common stock issuable, shares	0	8,870,000	0

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended		161 Months Ended	164 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Jun. 30, 2012
Revenue
Oil sales	$ 23,153		$ 77,289		$ 77,289	$ 100,442
Operating expenses
Professional fees	96,385	65,930	196,248	83,112	820,791	917,176
Lease operating expenses	62,061		145,450		145,450	207,511
Salaries and benefits	65,747		137,872	10,002	1,350,651	1,416,398
Director and management fees	62,580	14,754	57,725	53,338	409,615	472,195
Public and investor relations	35,453	1,125	7,352	5,170	818,414	844,335
Travel and entertainment	23,062					174,851
Research and development					255,498	255,498
Website fees - related party					48,050	48,050
Write off of oil, gas and mineral leases					112,000	112,000
Other operating expenses	14,529	11,022	66,864	31,539	438,282	310,554
Total operating expenses	359,817	92,831	611,511	183,161	4,398,751	4,758,568
Operating loss	(336,664)	(92,831)	(534,222)	(183,161)	(4,321,462)	(4,658,126)
Other income (expense)
Interest income					34,713	34,713
Interest expense					(77,480)	(77,480)
Change in fair value of warrant liability					65,635	65,635
Loss on disposal of fixed assets					(9,800)	(9,800)
Foreign exchange gain (loss)				(505)	2,424	2,424
Total other income (expense)				(505)	15,492	15,492
Net loss	$ (336,664)	$ (92,831)	$ (534,222)	$ (183,666)	$ (4,305,970)	$ (4,642,634)
Net loss per common share - basic and diluted	$ (0.02)	$ (0.01)	$ (0.05)	$ (0.02)
Weighted average number of common shares outstanding - basic and diluted	20,294,631	8,449,839	10,126,921	8,449,846

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total	Warrant	Stock Option	Related Parties	Related Party A	Related Party B	Common Stock	Common Stock Warrant	Common Stock Stock Option	Common Stock Related Parties	Common Stock Related Party A	Common Stock Related Party B	Common Stock Issuable	Additional Paid-in Capital	Additional Paid-in Capital Warrant	Additional Paid-in Capital Stock Option	Additional Paid-in Capital Related Parties	Additional Paid-in Capital Related Party A	Additional Paid-in Capital Related Party B	Deficit Accumulated During the Exploration Stage
Beginning Balance at Nov. 06, 1998
Common stock issued for cash (in shares)							272,000			4,000,000
Common stock issued for cash	$ 85,000			$ 5,000			$ 272			$ 4,000				$ 84,728			$ 1,000
Net loss	(7,470)																			(7,470)
Ending Balance at Mar. 31, 1999	82,530						4,272							85,728						(7,470)
Ending Balance (in shares) at Mar. 31, 1999							4,272,000
Net loss	(16,185)																			(16,185)
Ending Balance at Mar. 31, 2000	66,345						4,272							85,728						(23,655)
Ending Balance (in shares) at Mar. 31, 2000							4,272,000
Net loss	(171,793)																			(171,793)
Ending Balance at Mar. 31, 2001	(105,448)						4,272							85,728						(195,448)
Ending Balance (in shares) at Mar. 31, 2001							4,272,000
Common stock issued for cash (in shares)							2,000,000
Common stock issued for cash	250,000						2,000							248,000
Net loss	(144,541)																			(144,541)
Ending Balance at Mar. 31, 2002	11						6,272							333,728						(339,989)
Ending Balance (in shares) at Mar. 31, 2002							6,272,000
Common stock issued for cash (in shares)											480,500	240,000
Common stock issued for cash					48,050	24,000					481	240						47,569	23,760
Cancellation of previously issued common stock, February 4, 2003 (in shares)												(240,000)
Cancellation of previously issued common stock, February 4, 2003						(24,000)						(240)							(23,760)
Net loss	(149,933)																			(149,933)
Ending Balance at Mar. 31, 2003	(101,872)						6,753							381,297						(489,922)
Ending Balance (in shares) at Mar. 31, 2003							6,752,500
Net loss	(70,132)																			(70,132)
Ending Balance at Mar. 31, 2004	(172,004)						6,753							381,297						(560,054)
Ending Balance (in shares) at Mar. 31, 2004							6,752,500
Net loss	(59,494)																			(59,494)
Ending Balance at Mar. 31, 2005	(231,498)						6,753							381,297						(619,548)
Ending Balance (in shares) at Mar. 31, 2005							6,752,500
Common stock issued upon exercise of stock option, at $0.65 per share, October 7, 2005 (in shares)									10,000
Common stock issued upon exercise of stock option, at $0.65 per share, October 7, 2005			6,500						10							6,490
Stock-based compensation expense	785,536													785,536
Common stock issued upon exercise of warrants (in shares)								624,000
Common stock issued upon exercise of warrants		156,000						624							155,376
Net loss	(842,155)																			(842,155)
Ending Balance at Mar. 31, 2006	(125,617)						7,387							1,328,699						(1,461,703)
Ending Balance (in shares) at Mar. 31, 2006							7,386,500
Stock-based compensation expense	54,443													54,443
Net loss	(224,862)																			(224,862)
Ending Balance at Mar. 31, 2007	(296,036)						7,387							1,383,142						(1,686,565)
Ending Balance (in shares) at Mar. 31, 2007							7,386,500
Common stock issuable	1,259,000												1,259,000
Net loss	(411,934)																			(411,934)
Ending Balance at Mar. 31, 2008	551,030						7,387						1,259,000	1,383,142						(2,098,499)
Ending Balance (in shares) at Mar. 31, 2008							7,386,500
Stock-based compensation expense	12,235													12,235
Common stock and warrants issued for cash (in shares)							820,002
Common stock and warrants issued for cash	1,141,000						820						(1,259,000)	2,399,180
Common stock issued upon exercise of warrants (in shares)								243,335
Common stock issued upon exercise of warrants		730,000						243							729,757
Net loss	(1,227,825)																			(1,227,825)
Ending Balance at Mar. 31, 2009	1,206,440						8,450							4,524,314						(3,326,324)
Ending Balance (in shares) at Mar. 31, 2009							8,449,837
Stock-based compensation expense	19,758													19,758
Cumulative adjustment upon adoption of ASC 815-40 (Accounting Standards Update 2010-11)	(65,635)													(749,667)						684,032
Net loss	(261,758)																			(261,758)
Ending Balance at Mar. 31, 2010	898,805						8,450							3,794,405						(2,904,050)
Ending Balance (in shares) at Mar. 31, 2010							8,449,837
Stock-based compensation expense	11,438													11,438
Net loss	(183,666)																			(183,666)
Ending Balance at Mar. 31, 2011	726,577						8,450							3,805,843						(3,087,716)
Ending Balance (in shares) at Mar. 31, 2011							8,449,837
Rounding due to reverse one-for-five stock split effective June 27, 2011							9
Stock-based compensation expense	3,819													3,819
Reversal of stock-based compensation expense	(16,182)													(16,182)
Common stock issued for purchase of oil and gas lease on July 29, 2011 (in shares)							1,800,000
Common stock issued for purchase of oil and gas lease on July 29, 2011	1,818,000						1,800							1,816,200
Common stock and warrants issued for cash (in shares)							1,174,785
Common stock and warrants issued for cash	704,870						1,175							703,695
Common stock and warrants issued for acquisition of subsidiary on March 30, 2012 ( in shares)													8,870,000
Common stock and warrants issued for acquisition of subsidiary on March 30, 2012	24,387,356												8,870	24,378,486
Net loss	(534,222)																			(534,222)
Ending Balance at Mar. 31, 2012	27,090,218						11,425						8,870	30,691,861						(3,621,938)
Ending Balance (in shares) at Mar. 31, 2012							11,424,631						8,870,000
Common stock issuable (in shares)							8,870,000						(8,870,000)
Common stock issuable							8,870						(8,870)
Stock-based compensation expense	45,581													45,581
Net loss	(336,664)																			(336,664)
Ending Balance at Jun. 30, 2012	$ 26,799,135						$ 20,295							$ 30,737,442						$ (3,958,602)
Ending Balance (in shares) at Jun. 30, 2012							20,294,631

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) (USD $)	12 Months Ended			5 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2009	Mar. 31, 2002	Mar. 31, 1999 Cash	Mar. 31, 2002 Cash	Mar. 31, 1999 Related Parties Related party for services rendered	Mar. 31, 2003 Related Party A	Mar. 31, 2003 Related Party A Related party for services rendered	Mar. 31, 2003 Related Party B	Mar. 31, 2003 Related Party B Related party for services rendered	Mar. 31, 2006 Warrant	Mar. 31, 2006 Warrant Period Issuance01	Mar. 31, 2006 Warrant Period Issuance02	Mar. 31, 2006 Stock Option
Common stock issued upon exercise of warrants, per share		$ 3									$ 0.25
Common stock issued upon exercise of stock option, per share														$ 0.65
Common stock issued, per share				$ 0.3125	$ 0.125	$ 0.00125		$ 0.1		$ 0.1
Rounding due to reverse one-for-five stock split, date	Jun 27, 2011
Common stock issued, issuance date	Mar 30, 2012		Oct 17, 2001				Aug 5, 2002		Aug 5, 2002			Jun 9, 2005	Jun 30, 2005	Oct 7, 2005
Cancellation of previously issued common stock, cancellation date									Feb 4, 2003

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended		161 Months Ended	164 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Jun. 30, 2012
Cash flows from operating activities
Net loss	$ (336,664)	$ (92,831)	$ (534,222)	$ (183,666)	$ (4,305,970)	$ (4,642,634)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation					6,268	6,268
Common stock issued for services					53,050	53,050
Change in fair value of warrant liability					(65,635)	(65,635)
Stock-based compensation expense	45,581	2,154	3,819	11,438	887,229	932,810
Reversal of stock-based compensation expense			(16,182)		(16,182)	(16,182)
Loss on disposal of fixed assets					9,800	9,800
Write off of oil, gas and mineral leases					112,000	112,000
Change in operating assets and liabilities:
Increase in accounts receivable	(4,714)		(8,954)		(8,954)	(13,668)
Increase in prepaid expenses and other current assets	(33,297)	(475)	(16,921)	(10,037)	(26,958)	(60,255)
Increase (decrease) in accounts payable	(147)	20,306	38,785	(6,237)	46,803	46,656
Increase in accrued liabilities	16,650					16,650
Net cash used in operating activities	(312,591)	(70,846)	(533,675)	(188,502)	(3,308,549)	(3,621,140)
Cash flows from investing activities
Purchase of property and equipment					(16,068)	(16,068)
Cash received in acquisition of subsidiary			378,436		378,436	378,436
Purchase of oil, gas and mineral leases	(155,073)		(253,500)		(365,500)	(520,573)
Development and exploration costs related to oil and gas leases	(2,550)		(38,366)		(38,366)	(40,916)
Net cash provided by (used in) investing activities	(157,623)		86,570		(41,498)	(199,121)
Cash flows from financing activities
Proceeds from issuance of common stock and warrants			704,870		4,332,370	4,332,370
Proceeds from loans from related party					510,000	510,000
Repayment of loans from related party					(510,000)	(510,000)
Net cash provided by financing activities			704,870		4,332,370	4,332,370
Increase (decrease) in cash and cash equivalents	(470,214)	(70,846)	257,765	(188,502)	982,323	512,109
Cash and cash equivalents at beginning of period	982,323	724,558	724,558	913,060
Cash and cash equivalents at end of period	512,109	653,712	982,323	724,558	982,323	512,109
Supplemental disclosure of cash flow information:
Interest paid in cash					77,480	77,480
Income tax paid in cash
Non-cash investing and financing activities:
Issuance of common stock and warrants for commission					60,000	60,000
Issuance of common stock for purchase of oil and gas lease on July 29, 2011			1,818,000		1,818,000	1,818,000
Issuance of common stock and warrants for acquisition of subsidiary on March 30, 2012			$ 24,387,356		$ 24,387,356	$ 24,387,356

Organization and Description of Business	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Organization and Description of Business

Note 1. Organization and Description of Business

Armada Oil, Inc. (the “Company”) was incorporated under the laws of the State of Nevada on November 6, 1998, under the name “e.Deal.net, Inc.,” On June 20, 2005, the Company amended its Articles of Incorporation to effect a change of name to International Energy, Inc. On June 27, 2011, the Company amended its Articles of Incorporation to change its name to NDB Energy, Inc. On May 7, 2012, the Company filed a Certificate of Amendment to its Articles of Incorporation to change its name to Armada Oil, Inc.

The Company, based in Houston, Texas, is an independent oil and gas company focusing on discovering, acquiring and developing multiple objective onshore oil and natural gas resources in prolific and productive geological formations in North America. Through its wholly owned subsidiary, Armada Oil and Gas, Inc. (“Armada Oil and Gas”), the Company is pursuing projects located in Southern Wyoming. Armada Oil and Gas holds interests in Carbon County, Wyoming that include leasehold interests in 1,280 acres, and an option to acquire leasehold interests to an additional 23,700 acres (the “Wyoming Property”), in the Niobrara and Casper formation project near existing infrastructure, which includes oil and natural gas pipelines, oil refineries and gas processing plants as well as various productive oil and natural gas fields. The Company also intends to pursue exploration and development projects in Texas.

Note 1. Organization and Description of Business

Armada Oil, Inc. (the “Company”) was incorporated under the laws of the State of Nevada on November 6, 1998, under the name “e.Deal.net, Inc.,” On June 20, 2005, the Company amended its Articles of Incorporation to effect a change of name to International Energy, Inc. On June 27, 2011, the Company amended its Articles of Incorporation to change its name to NDB Energy, Inc. On May 7, 2012, the Company filed a Certificate of Amendment to its Articles of Incorporation to change its name to Armada Oil, Inc.

Reverse Stock Split

On June 12, 2011, the Company’s shareholders, pursuant to a written consent in lieu of a special meeting signed by the shareholders owning a majority of the Company’s issued and outstanding shares, authorized the Company’s officers to file the necessary documentation with the Secretary of State of Nevada to effect a one-for-five reverse stock split with all fractional shares being rounded up to the nearest whole share (the “Reverse Split”). The record date for the Reverse Split was set as of one business day prior to the effective date and the effective date for the Reverse Split was set for June 27, 2011, subject to regulatory approval.

The Reverse Split was declared effective by the Financial Industry Regulatory Authority (“FINRA”) on June 29, 2011. All share and per share amounts have been retrospectively restated to reflect the Reverse Split.

Acquisitions

Effective July 29, 2011, the Company entered into an Asset Purchase Agreement with Mr. James J. Cerna, Jr. (“Mr. Cerna”) and Acqua Ventures, Inc., pursuant to which the Company acquired the lease to approximately 300 acres of undeveloped land in Gonzales County, Texas (“Gonzales County Property”) for total compensation of 1,800,000 shares of the Company’s common stock (the “Gonzales County Agreement”).

Also, effective July 29, 2011, the Company entered into an Asset Purchase Agreement with Mr. Cerna pursuant to which it acquired two leases totaling approximately 120 contiguous acres of land and fourteen wells in Young County, Texas (“YC Property”) for total cash compensation of $128,500 (the “YC APA”). Pursuant to the YC APA, the property acquired is subject to an operating agreement with Baron Energy, Inc. (“Baron”), an independent oil and gas production, exploitation, and exploration company headquartered in New Braunfels, Texas, pursuant to which the Company receives a 75% non-operating working interest and a 60.9375% net revenue interest in the leases; Baron receives a 25% operated working interest and a 20.3125% net revenue interest in the leases. The wells are currently, and will remain, operated by Baron.

Effective July 29, 2011, the Company entered into an at-will employment agreement with Mr. Cerna, pursuant to which Mr. Cerna was appointed to be the Company’s President and Chief Executive Officer (“CEO”). At that time, Mr. Dang resigned as President and CEO.

Effective September 16, 2011, the Company entered into an Acquisition Agreement with Baron, pursuant to which it acquired two leases totaling approximately 140 acres of land and twelve wells in Archer County, Texas (“Archer County Property”) for $125,000 (the “Archer County Agreement”). Pursuant to the terms of the Archer County Agreement, the Company received an 80% non-operating working interest and a 60.8% net revenue interest in the leases; Baron receives a 20% operated working interest and a 15.2% net revenue interest in the leases. Additionally, Baron was given a six-month option to purchase from the Company a 20% non-operating working interest and a 15.2% net royalty interest under the same pro-rata terms and conditions as the original price. This option expired unexercised on March 16, 2012. The wells are currently, and will remain, operated by Baron.

On March 30, 2012, the Company completed the acquisition of Armada Oil, Inc., a corporation organized under the laws of the State of Nevada, through a share exchange agreement (the “Share Exchange Agreement”) with Armada Oil, Inc. and its stockholders (the “Armada Oil and Gas Stockholders”). Effective May 4, 2012, the Company filed a Certificate of Amendment to change Armada Oil, Inc.’s name to Armada Oil and Gas, Inc. Pursuant to the Share Exchange Agreement, the Armada Oil and Gas Stockholders exchanged all of the issued and outstanding shares of Armada Oil and Gas’ common stock and all outstanding stock purchase warrants with the Company in return for 8,870,000 shares of the Company’s common stock, 2,520,000 Series B Warrants allowing the Armada Oil and Gas Stockholders to purchase up to an equal number of shares of the Company’s common stock for a period of 5 years from the date of issuance at a purchase price of $2.00 per share and 2,520,000 Series C Warrants allowing the Armada Oil and Gas stockholders to purchase up to an equal number of the Company’s shares of common stock for a period of 7 years from the date of issuance at a purchase price of $3.00 per share.

The Company, based in Houston, Texas, is an independent oil and gas company focusing on discovering, acquiring and developing multiple objective onshore oil and natural gas resources in prolific and productive geological formations in North America. Through its wholly-owned subsidiary, Armada Oil and Gas, the Company plans to pursue projects located in Southern Wyoming. Armada Oil and Gas holds interests in Carbon County, Wyoming that include leasehold interests in 1,280 acres, and an option to acquire leasehold interests to an additional 23,700 acres, in the Niobrara and Casper formation project near existing infrastructure, which includes oil and natural gas pipelines, oil refineries and gas processing plants as well as various productive oil and natural gas fields. The Company also intends to pursue exploration and development projects in Texas.

Going Concern Uncertainties	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Going Concern Uncertainties

Note 2. Going Concern Uncertainties

The Company is an exploration stage company with only a limited operating history on which to base an evaluation of its current business and future prospects. As of June 30, 2012, the Company had an accumulated deficit of $3,958,602 and, for the three months ended June 30, 2012, reported negative cash flows from operating activities. The Company has only begun engaging in the oil and gas exploration and development business and it does not have an established history of locating and developing properties that have oil and gas reserves. As a result, the revenue and income potential of the Company’s business is unproven. Errors may be made in predicting and reacting to relevant business trends and the Company will be subject to the risks, uncertainties and difficulties frequently encountered by early-stage companies. The Company may not be able to successfully address any or all of these risks and uncertainties. Failure to adequately do so could cause the Company’s business, results of operations, and financial condition to suffer. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The Company’s ability to continue as a going concern is an issue due to its net losses and negative cash flows from operations, and its need for additional financing to fund future operations. The Company’s ability to continue as a going concern is subject to its ability to obtain necessary funding from outside sources, including the sale of its securities or loans from financial institutions. There can be no assurance that such funds, if available, can be obtained on terms reasonable to the Company. The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that may result from the outcome of this uncertainty.

Note 2. Going Concern Uncertainties

The Company is an exploration stage company with only a limited operating history on which to base an evaluation of its current business and future prospects. As of March 31, 2012, the Company had a retained deficit of $3,621,938 and, for the year ended March 31, 2012, reported negative cash flows from operating activities. The Company has only begun engaging in the oil and gas exploration and development business and it does not have an established history of locating and developing properties that have oil and gas reserves. As a result, the revenue and income potential of the Company’s business is unproven. Errors may be made in predicting and reacting to relevant business trends and the Company will be subject to the risks, uncertainties and difficulties frequently encountered by early-stage companies. The Company may not be able to successfully address any or all of these risks and uncertainties. Failure to adequately do so could cause the Company’s business, results of operations, and financial condition to suffer. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The Company’s ability to continue as a going concern is an issue due to its net losses and negative cash flows from operations, and its need for additional financing to fund future operations. The Company’s ability to continue as a going concern is subject to its ability to obtain necessary funding from outside sources, including the sale of its securities or loans from financial institutions. There can be no assurance that such funds, if available, can be obtained on terms reasonable to the Company. The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that may result from the outcome of this uncertainty.

Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Summary of Significant Accounting Policies

Note 3. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (of a normal recurring nature) considered necessary for a fair presentation of the financial statements have been included. Operating results for the three months ended June 30, 2012, are not necessarily indicative of the results that may be expected for the year ending on March 31, 2013, or any other interim period. For further information, refer to the financial statements and notes thereto included in the Company’s 2012 Annual Report on Form 10-K for the year ended March 31, 2012, filed with the Securities and Exchange Commission (the “SEC”) on June 27, 2012.

Principles of Consolidation

These consolidated financial statements presented are those of the Company and its wholly-owed subsidiaries, International Energy Corp., e.Deal Enterprises Corp, and Armada Oil and Gas. Only Armada Oil and Gas is currently an active operating entity. All significant intercompany transactions and accounts have been eliminated in consolidation.

Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include accruals related to oil and gas sales and expenses; estimates used in determining oil and gas reserves, the carrying value of oil and gas properties and the impairment, if any, of such oil and gas properties; and assumptions used in the fair value of stock-based compensation.

Reclassifications

Certain reclassifications have been made to prior fiscal period amounts or balances to conform to the presentation adopted in the current fiscal year.

Cash and Cash Equivalents

Cash and cash equivalents includes highly liquid investments with original maturities of three months or less. Currently the Company has amounts deposited with financial institutions in excess of federally insured limits.

Accounts Receivable

Accounts receivable represents that portion of the Company’s net revenue interest in its oil and gas leases that has not been collected at the end of each period presented. To date, management has determined that no allowance for doubtful accounts is necessary.

Full Cost Method of Accounting for Oil and Gas Properties

The Company has elected to utilize the full cost method of accounting for its oil and gas activities. In accordance with the full cost method of accounting, all costs associated with the acquisition, exploration and development of oil and gas reserves, including directly related overhead costs, are capitalized.

All capitalized costs of oil and gas properties, including the estimated future costs to develop proved reserves, are amortized on the unit-of-production method using estimates of proved reserves once proved reserves are determined to exist. The Company has not obtained reserve studies with estimated proven reserves. Management is assessing geographic and production data to determine the need for reserves studies.

Oil and gas properties without estimated proved reserves are not amortized until proved reserves associated with the properties can be determined or until impairment occurs. Accordingly, as of June 30, 2012, no amortization of capitalized costs of oil and gas properties was recorded. Further, based on a recent engineering report prepared with respect to the Wyoming Property, and the relatively recent acquisitions in Texas, management has determined that no impairment currently exists. The Company cannot predict the amount of impairment charges that may be recorded in the future.

Full Cost Ceiling Test

At the end of each quarterly reporting period, the unamortized costs of oil and gas properties are subject to a “ceiling test” which basically limits capitalized costs to the sum of the estimated future net revenues from proved reserves, discounted at 10% per annum to present value, based on current economic and operating conditions, adjusted for related income tax effects. As noted above, the Company has not yet obtained reserve reports.

Asset Retirement Obligation

The Company accounts for its future asset retirement obligations (“ARO”) by recording the fair value of the liability during the period in which it was incurred. The associated asset retirement costs are capitalized as part of the carrying amount of the long-lived asset. The increase in carrying value of a property associated with the capitalization of an ARO is included in proven oil and gas properties in the balance sheets. The ARO consists of costs related to the plugging of wells, removal of facilities and equipment, and site restoration on its oil and gas properties. The asset retirement liability is accreted to operating expense over the useful life of the related asset. As of June 30, 2012, the Company does not have an ARO.

Oil and Gas Revenue

The Company recognizes oil and gas revenue when oil and gas production is sold to a purchaser at a fixed or determinable price, when delivery has occurred and title has transferred, and if collectability of the revenue is probable. Delivery occurs and title is transferred when production has been delivered to a purchaser’s pipeline or truck. As a result of the numerous requirements necessary to gather information from purchasers or various measurement locations, calculate volumes produced, perform field and wellhead allocations, distribute and disburse funds to various working interest partners and royalty owners, the collection of revenues from oil and gas production may take up to 45 days following the month of production. Therefore, the Company may make accruals for revenues and accounts receivable based on estimates of its share of production. Since the settlement process may take 30 to 60 days following the month of actual production, the Company’s financial results may include estimates of production and revenues for the related time period. The Company will record any differences between the actual amounts ultimately received and the original estimates in the period they become finalized.

Fair Values of Financial Instruments

The Company measures certain financial assets and liabilities at fair value based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in on orderly transaction between market participants. See “Note 6. Fair Value Measurements.”

Stock-Based Compensation

The Company measures all stock-based compensation awards using a fair value method on the date of grant and recognizes such expense in its consolidated financial statements over the requisite service period. The Company uses the Black-Scholes pricing model to determine the fair value of stock-based compensation awards. The Black-Scholes pricing model requires management to make assumptions regarding the warrant and option lives, expected volatility, and risk free interest rates. See “Note 7. Stock Options” and “Note 8. Warrants.”

Recently Issued and Adopted Accounting Pronouncements

The Company reviews new accounting standards as issued. Although some of these accounting standards issued or effective after the end of the Company’s previous fiscal year may be applicable to the Company, it has not identified any standards that it believes merit further discussion. The Company believes that none of the new standards will have a significant impact on its consolidated financial statements.

Note 3. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principles of Consolidation

These consolidated financial statements presented are those of the Company and its wholly-owned subsidiaries, International Energy Corp., e.Deal Enterprises Corp, and Armada Oil and Gas. Only Armada Oil and Gas is currently an active operating entity. All significant intercompany transactions and accounts have been eliminated in consolidation.

Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include accruals related to oil and gas sales and expenses; estimates used in determining oil and gas reserves, the carrying value of oil and gas properties and the impairment, if any, of such oil and gas properties; and assumptions used in the fair value of stock-based compensation.

Cash and Cash Equivalents

Cash and cash equivalents includes highly liquid investments with original maturities of three months or less. Currently the Company has amounts deposited with financial institutions in excess of federally insured limits.

Accounts Receivable

Accounts receivable represents that portion of the Company’s net revenue interest in its oil and gas leases that has not been collected at the end of each period presented. To date, management has determined that no allowance for doubtful accounts is necessary since lease operating expenses have exceeded net revenue. At March 31, 2012, the Company has a payable recorded on its consolidated balance sheet due to the operator of the oil wells that exceeds the accounts receivable balance due from the same operator.

Full Cost Method of Accounting for Oil and Gas Properties

The Company has elected to utilize the full cost method of accounting for its oil and gas activities. In accordance with the full cost method of accounting, all costs associated with the acquisition, exploration and development of oil and gas reserves, including directly related overhead costs, are capitalized.

All capitalized costs of oil and gas properties, including the estimated future costs to develop proved reserves, are amortized on the unit-of-production method using estimates of proved reserves once proved reserves are determined to exist. The Company has not obtained reserve studies with estimated proven reserves. Management is assessing geographic and production data to determine the need for reserves studies.

Oil and gas properties without estimated proved reserves are not amortized until proved reserves associated with the properties can be determined or until impairment occurs. Accordingly, as of March 31, 2012, no amortization of capitalized costs of oil and gas properties was recorded. Further, based on a recent engineering report prepared with respect to the leasehold interests in 1,280 acres recently acquired in Wyoming and the relatively recent acquisitions in Texas, management has determined that no impairment currently exists.

Full Cost Ceiling Test

At the end of each quarterly reporting period, the unamortized costs of oil and gas properties are subject to a “ceiling test” which basically limits capitalized costs to the sum of the estimated future net revenues from proved reserves, discounted at 10% per annum to present value, based on current economic and operating conditions, adjusted for related income tax effects. As noted above, the Company has not yet obtained reserve reports.

Asset Retirement Obligation

The Company accounts for its future asset retirement obligations (“ARO”) by recording the fair value of the liability during the period in which it was incurred. The associated asset retirement costs are capitalized as part of the carrying amount of the long-lived asset. The increase in carrying value of a property associated with the capitalization of an ARO is included in proven oil and gas properties in the balance sheets. The ARO consists of costs related to the plugging of wells, removal of facilities and equipment, and site restoration on its oil and gas properties. The asset retirement liability is accreted to operating expense over the useful life of the related asset. As of March 31, 2012, the Company does not have an ARO.

Oil and Gas Revenue

The Company recognizes oil and gas revenue when oil and gas production is sold to a purchaser at a fixed or determinable price, when delivery has occurred and title has transferred, and if collectability of the revenue is probable. Delivery occurs and title is transferred when production has been delivered to a purchaser’s pipeline or truck. As a result of the numerous requirements necessary to gather information from purchasers or various measurement locations, calculate volumes produced, perform field and wellhead allocations, distribute and disburse funds to various working interest partners and royalty owners, the collection of revenues from oil and gas production may take up to 45 days following the month of production. Therefore, the Company may make accruals for revenues and accounts receivable based on estimates of its share of production. Since the settlement process may take 30 to 60 days following the month of actual production, its financial results may include estimates of production and revenues for the related time period. The Company will record any differences between the actual amounts ultimately received and the original estimates in the period they become finalized.

Fair Values of Financial Instruments

The Company measures certain financial assets and liabilities at fair value based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in on orderly transaction between market participants. See Note 6. Fair Value Measurements.

Stock-Based Compensation

The Company measures all stock-based compensation awards using a fair value method on the date of grant and recognizes such expense in its consolidated financial statements over the requisite service period. The Company uses the Black-Scholes pricing model to determine the fair value of stock-based compensation awards. The Black-Scholes pricing model requires management to make assumptions regarding the warrant and option lives, expected volatility, and risk free interest rates. See Note 9. Stock Options and Note 10. Warrants.

Income Taxes

Deferred income tax assets and liabilities are determined based on the estimated future tax effects of net operating loss and credit carryforwards and temporary differences between the tax basis of assets and liabilities and their respective financial reporting amounts measured at the current enacted tax rates. The Company records an estimated valuation allowance on its deferred income tax assets if it is not more likely than not that these deferred income tax assets will be realized.

The Company recognizes a tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by taxing authorities, based on the technical merits of the position. The tax benefits recognized in the consolidated financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. As of March 31, 2012 and 2011, the Company has not recorded any unrecognized tax benefits.

Estimated interest and penalties are recorded as a component of interest expense or other expense, respectively. See Note 12. Income Taxes.

Segment Reporting

The Company’s business currently operates in one segment.

Net Loss Per Share

The computation of basic net loss per share is based on the weighted average number of shares that were outstanding during the year. The computation of diluted net loss per share is based on the weighted average number of shares used in the basic net loss per share calculation plus the number of common shares that would be issued assuming the exercise of all potentially dilutive common shares outstanding using the treasury stock method for shares subject to stock options and warrants. See Note 4. Net Loss Per Share.

Recently Issued and Adopted Accounting Pronouncements

The Company reviews new accounting standards as issued. Although some of these accounting standards issued or effective after the end of the Company’s previous fiscal year may be applicable to the Company, it has not identified any standards that it believes merit further discussion. The Company believes that none of the new standards will have a significant impact on its consolidated financial statements.

Net Loss Per Share	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Net Loss Per Share

Note 4. Net Loss Per Share

During the three months ended June 30, 2012 and 2011, the Company recorded a net loss. As such, the inclusion of shares of common stock to be issued from the exercise of stock options and warrants would be anti-dilutive and basic and diluted net loss per share is the same for those periods. There were 164,000 stock options excluded from the computation of diluted net loss per share for the three months ended June 30, 2012 with a weighted-average exercise price of $1.64 per share. Also excluded from the computation were Series A Warrants, Series B Warrants, and Series C Warrants to acquire 1,174,785, 2,520,000, and 2,520,000 shares of common stock, respectively, with weighted-average exercise prices of $1.25, $2.00, and $3.00 per share, respectively. Excluded from the computation of diluted net loss per share for the three months ended June 30, 2011 were stock options to acquire 20,000 shares of common stock with a weighted-average exercise price of $3.08 per share.

For purposes of earnings per share computations, shares of common stock that are issuable at the end of a reporting period are included as outstanding.

Following is the computation of basic and diluted net loss per share for the three months ended June 30, 2012 and 2011:

	Three Months Ended
	June 30,
	2012	2011
Numerator - net loss	$(336,664)	$(92,831)

Denominator - weighted average number of common shares outstanding - basic and diluted	20,294,631	8,449,839

Basic and diluted net loss per common share	$(0.02)	$(0.01)

Note 4. Net Loss Per Share

During the years ended March 31, 2012 and 2011, the Company recorded a net loss. As such, the inclusion of shares of common stock to be issued from the exercise of stock options and warrants would be anti-dilutive and basic and diluted net loss per share is the same for those periods. There were 14,000 stock options excluded from the computation of diluted net loss per share for the year ended March 31, 2012 with a weighted-average exercise price of $2.61 per share. Also excluded from the computation were Series A Warrants, Series B Warrants, and Series C Warrants to acquire 1,174,785, 2,520,000, and 2,520,000 shares of common stock, respectively, with weighted-average exercise prices of $1.25, $2.00, and $3.00 per share, respectively. Excluded from the computation of diluted net loss per share for the year ended March 31, 2011 were stock options to acquire 20,000 shares of common stock with a weighted-average exercise price of $3.08 per share.

For purposes of earnings per share computations, shares of common stock that are issuable at the end of a reporting period are included as outstanding.

Following is the computation of basic and diluted net loss per share for the years ended March 31, 2012 and 2011:

	Year Ended
	March 31,
	2012	2011
Numerator - net loss	$(534,222)	$(183,666)

Denominator - weighted average number of common shares outstanding - basic and diluted	10,126,921	8,449,846

Basic and diluted net loss per common share	$(0.05)	$(0.02)

Oil and Gas Properties	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Oil and Gas Properties

Note 5. Oil and Gas Properties

Following is the aggregate amount of capitalized costs relating to oil and gas producing activities and the aggregate amount of related accumulated depreciation, depletion, and amortization at June 30, 2012 and March 31, 2012:

Three Months
Ended
June 30, 2012
Unproven oil and gas properties at March 31, 2012	$26,130,404
Lease and acquisition costs	155,073
Development and exploration costs	2,550
26,288,027
Impairment and depletion, depreciation and amortization	-
Unproven oil and gas properties at June 30, 2012	$26,288,027

Gonzales County, Texas Property (“GC Property”)

Unproven oil and gas properties at June 30, 2012 and March 31, 2012, includes the estimated fair value of the Gonzales County Asset Purchase Agreement (“GC APA”) on the date of acquisition. Effective July 29, 2011, the Company entered into the GC APA, whereby it issued 1,800,000 shares of its common stock to acquire the lease to approximately 300 acres of undeveloped land in Gonzales County, Texas. The closing price of the Company’s common stock on July 29, 2011 (as quoted on the OTC Markets Group Inc. OTCQBTM tier), was $1.01 per share, resulting in an estimated fair value of $1,818,000 on the date of acquisition.

Young County, Texas Property (“YC Property”)

Unproven oil and gas properties at June 30, 2012 and March 31, 2012 includes the estimated fair value of the Young County Asset Purchase Agreement (“YC APA”) on the date of acquisition. Effective July 29, 2011, the Company entered into the YC APA, whereby it acquired two leases totaling approximately 120 contiguous acres of land and fourteen wells in Young County, Texas for total cash compensation of $128,500.

Archer County, Texas Property (“AC Property”)

Unproven oil and gas properties at June 30, 2012 and March 31, 2012, includes the estimated fair value of the Archer County Acquisition Agreement (“AC AA”) on the date of acquisition. Effective September 16, 2011, the Company entered into the AC AA, whereby it acquired two leases totaling approximately 140 acres of land and twelve wells in Archer County, Texas for total cash compensation of $125,000.

Armada Oil and Gas

On March 30, 2012, the Company completed the acquisition of Armada Oil and Gas through a share exchange agreement (the “Share Exchange Agreement”) and assumed a Purchase and Option Agreement between Armada Oil and Gas and TR Energy, through which it received leasehold interests in 1,280 acres of land, engineering data, and 2D seismic, as well as an option to purchase leasehold interests to an additional 23,700 acres, in the Niobrara and Casper formation projects. The Company believes that this acquisition supports its business plan of discovering, acquiring, and developing onshore oil and natural gas resources in prolific and productive geological formations in North America.

Pursuant to the Share Exchange Agreement, the Armada Oil and Gas Stockholders exchanged all of the issued and outstanding shares of Armada Oil and Gas’ common stock and all outstanding stock purchase warrants with the Company in return for 8,870,000 shares of the Company’s common stock, 2,520,000 Series B Warrants allowing the Armada Oil and Gas Stockholders to purchase up to an equal number of shares of the Company’s common stock for a period of 5 years from the date of issuance at a purchase price of $2.00 per share, and 2,520,000 Series C Warrants allowing the Armada Oil and Gas stockholders to purchase up to an equal number of the Company’s shares of common stock for a period of 7 years from the date of issuance at a purchase price of $3.00 per share (collectively the “Purchase Consideration”).

The fair value of the Purchase Consideration on the date of acquisition was $24,387,356. The closing price of the Company’s common stock on March 30, 2012 (as quoted on the OTC Markets Group Inc. OTCQBTM tier), was $1.80 per share (a Level 1 input), resulting in an estimated fair value of the 8,870,000 shares of common stock of $15,966,000. The fair value of the 2,520,000 Series B Warrants, as calculated using the Black-Scholes model, was $4,125,716, using the following assumptions (Level 3 inputs): risk-free interest rate of 1.04%; expected lives of 5 years, expected volatility of 152.56%, and a 0% dividend yield. The fair value of the 2,520,000 Series C Warrants, as calculated using the Black-Scholes model, was $4,295,640, using the following assumptions (Level 3 inputs): risk-free interest rate of 1.61%; expected lives of 7 years, expected volatility of 152.56%, and a 0% dividend yield.

As part of the acquisition of Armada Oil and Gas, the Company acquired $378,436 of cash and the Wyoming Property, and assumed accounts payable of $11,618. The Company engaged an independent third party (the “Valuation Firm”) to perform a valuation of the Wyoming Property acquired pursuant to the Purchase and Option Agreement. Using assumptions and estimates typical for similar property in that same geographic region, and in accordance with SEC guidelines, the Valuation Firm determined that the Wyoming Property had a fair value ranging from $19,260,000 (using a present value discount factor of 15% of estimated cumulative future cash flows, a Level 3 input, using the income based approach) to $27,674,000 (using a present value discount factor of 5% of estimated cumulative future cash flows, a Level 3 input, using the income based approach). The fair value assigned to the Wyoming Property by the Company was $24,020,538, which falls within approximately 2% of the mid-point of the aforementioned range.

Following is a summary of the Purchase Consideration and the acquisition date fair value of the Armada Oil and Gas assets acquired and liabilities assumed on March 30, 2012:

Purchase Consideration
Fair value of 8,870,000 shares of the Company's common stock	$15,966,000
Fair value of 2,520,000 Series B Warrants	4,125,716
Fair value of 2,520,000 Series C Warrants	4,295,640
Total Purchase Consideration	$24,387,356

Acquisition Date Assets Acquired and Liabilities Assumed
Cash	$378,436
Oil and gas property	24,020,538
Accounts payable	(11,618)
Total Acquisition Date Assets Acquired and Liabilities Assumed	$24,387,356

Leasing Activity

During the three month period ended June 30, 2012, the Company renewed existing leases and entered into new leases associated with the Wyoming Property for a total cost of $155,073. At June 30, 2012, the Company has 1,648 acres associated with the Wyoming Property requiring total future lease payments of $84,494 through June 30, 2013.

Note 5. Oil and Gas Properties

Following is the aggregate amount of capitalized costs relating to oil and gas producing activities and the aggregate amount of related accumulated depreciation, depletion, and amortization at March 31, 2012 and March 31, 2011:

	March 31,	March 31,
	2012	2011
Unproven oil and gas properties	$26,092,038	$-
Development costs	38,366	-
	26,130,404	-
Impairment and depletion, depreciation and amortization	-	-
Oil and gas properties, net	$26,130,404	$-

All capitalized costs of oil and gas properties, including the estimated future costs to develop proved reserves, are amortized on the unit-of-production method using estimates of proved reserves once proved reserves are determined to exist. The Company has not obtained reserve studies with estimated proven reserves. Management is assessing geographic and production data to determine the need for reserves studies.

Oil and gas properties without estimated proved reserves are not amortized until proved reserves associated with the properties can be determined or until impairment occurs. Accordingly, as of March 31, 2012, no amortization of capitalized costs of oil and gas properties was recorded. Properties which are not being amortized are assessed quarterly, on a property-by-property basis, to determine whether they are recorded at the lower of cost or fair value. Based on a recent engineering report prepared with respect to the leasehold interests in 1,280 acres recently acquired in Wyoming and the relatively recent acquisitions in Texas, management has determined that no impairment currently exists.

Gonzales County, Texas Property (“Gonzales County Property”)

Unproven oil and gas properties at March 31, 2012 includes the estimated fair value of the Gonzales County Agreement on July 29, 2011, the date of acquisition, whereby, the Company issued 1,800,000 shares of its common stock to acquire the lease to approximately 300 acres of undeveloped land in Gonzales County, Texas. The closing price of the Company’s common stock on July 29, 2011 (as quoted on the OTC Markets Group Inc. OTCQBTM tier), was $1.01 per share, resulting in an estimated fair value of $1,818,000 on the date of acquisition.

Young County, Texas Property (“YC Property”)

Unproven oil and gas properties at March 31, 2012 includes the estimated fair value of the YC APA on the date of acquisition. Effective July 29, 2011, the Company entered into the YC APA, whereby it acquired two leases totaling approximately 120 contiguous acres of land and fourteen wells in Young County, Texas for total cash compensation of $128,500.

Archer County, Texas Property (“AC Property”)

Unproven oil and gas properties at March 31, 2012 includes the estimated fair value of the AC AA on the date of acquisition. Effective September 16, 2011, the Company entered into the AC AA, whereby it acquired two leases totaling approximately 140 acres of land and twelve wells in Archer County, Texas for $125,000.

During the quarter ended March 31, 2012, the Company conducted repairs on, and further developed, both the YC Property and the AC Property, including performing acid jobs on all the wells, to increase the volume of fluids in the injection wells in an attempt to increase production. During the second half of 2012, the Company plans to continue its efforts to increase production of the wells. There is no guarantee that any efforts the Company undertakes will prove to be effective.

Armada Oil and Gas

On March 30, 2012, the Company completed the acquisition of Armada Oil and Gas and assumed a Purchase and Option Agreement between Armada Oil and Gas and TR Energy, through which it received leasehold interests in 1,280 acres of land, engineering data, and 2D seismic, as well as an option to purchase leasehold interests to an additional 23,700 acres, in the Niobrara and Casper formation projects. The Company believes that this acquisition supports its business plan of discovering, acquiring, and developing onshore oil and natural gas resources in prolific and productive geological formations in North America.

Pursuant to the Share Exchange Agreement, the Armada Oil and Gas Stockholders exchanged all of the issued and outstanding shares of Armada Oil and Gas’ common stock and all outstanding stock purchase warrants with the Company in return for 8,870,000 shares of the Company’s common stock, 2,520,000 Series B Warrants allowing the Armada Oil and Gas Stockholders to purchase up to an equal number of shares of the Company’s common stock for a period of 5 years from the date of issuance at a purchase price of $2.00 per share and 2,520,000 Series C Warrants allowing the Armada Oil and Gas stockholders to purchase up to an equal number of the Company’s shares of common stock for a period of 7 years from the date of issuance at a purchase price of $3.00 per share (collectively the “Purchase Consideration”).

The fair value of the Purchase Consideration on the date of acquisition was $24,387,356. The closing price of the Company’s common stock on March 30, 2012 (as quoted on the OTC Markets Group, Inc. OTCQBTM tier), was $1.80 per share (a level 1 input), resulting in an estimated fair value of the 8,870,000 shares of common stock of $15,966,000. The fair value of the 2,520,000 Series B Warrants, as calculated using the Black-Scholes model, was $4,125,716, using the following assumptions (level 3 inputs): risk-free interest rate of 1.04%; expected lives of 5 years, expected volatility of 152.56%, and a 0% dividend yield. The fair value of the 2,520,000 Series C Warrants, as calculated using the Black-Scholes model, was $4,295,640, using the following assumptions (level 3 inputs): risk-free interest rate of 1.61%; expected lives of 7 years, expected volatility of 152.56%, and a 0% dividend yield.

As part of the acquisition of Armada Oil and Gas, the Company acquired $378,436 of cash and the Wyoming Property, and assumed accounts payable of $11,618. The Company engaged an independent third party (the “Valuation Firm”) to perform a valuation of the Wyoming Property acquired pursuant to the Purchase and Option Agreement. Using assumptions and estimates typical for similar property in that same geographic region, and in accordance with SEC guidelines, the Valuation Firm determined that the Wyoming Property had a fair value ranging from $19,260,000 (using a present value discount factor of 15% of estimated cumulative future cash flows, a level 3 input, using the income based approach) to $27,674,000 (using a present value discount factor of 5% of estimated cumulative future cash flows, a level 3 input, using the income based approach). The fair value assigned to the Wyoming Property by the Company was $24,020,538, which falls within approximately 2% of the mid-point of the aforementioned range.

Following is a summary of the Purchase Consideration and the acquisition date fair value of the Armada Oil and Gas assets acquired and liabilities assumed on March 30, 2012:

Purchase Consideration
Fair value of 8,870,000 shares of the Company's common stock	$15,966,000
Fair value of 2,520,000 Series B Warrants	4,125,716
Fair value of 2,520,000 Series C Warrants	4,295,640
Total Purchase Consideration	$24,387,356

Acquisition Date Assets Acquired and Liabilities Assumed
Cash	$378,436
Oil and gas property	24,020,538
Accounts payable	(11,618)
Total Acquisition Date Assets Acquired and Liabilities Assumed	$24,387,356

Armada Oil and Gas was incorporated on January 19, 2012, in the State of Nevada. Accordingly, it did not have any operations prior to this time. Therefore, if the Company had acquired Armada Oil and Gas on April 1, 2010, the Company’s consolidated results of operations and net loss would remain unchanged for its fiscal year ended March 31, 2011, and its consolidated net loss would have been $559,207 for the fiscal year ended March 31, 2012.

Fair Value Measurements	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Fair Value Measurements

Note 6. Fair Value Measurements

Fair value is defined within the accounting rules as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The rules established a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. As presented in the tables below, this hierarchy consists of three broad levels:

Level 1:	Valuations consist of unadjusted quoted prices in active markets for identical assets and liabilities and has the highest priority;

Level 2:	Valuations rely on quoted prices in markets that are not active or observable inputs over the full term of the asset or liability;

Level 3:	Valuations are based on prices or third party or internal valuation models that require inputs that are significant to the fair value measurement and are less observable and thus have the lowest priority.

Fair Value of Financial Instruments

Cash and Cash Equivalents, Accounts Receivable, Accounts Payable, and Accrued Liabilities. The carrying amounts for these instruments approximate fair value due to the short-term nature or maturity of the instruments.

Note 6. Fair Value Measurements

Fair value is defined within the accounting rules as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The rules established a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. As presented in the tables below, this hierarchy consists of three broad levels:

Level 1:	Valuations consist of unadjusted quoted prices in active markets for identical assets and liabilities and has the highest priority;

Level 2:	Valuations rely on quoted prices in markets that are not active or observable inputs over the full term of the asset or liability;

Level 3:	Valuations are based on prices or third party or internal valuation models that require inputs that are significant to the fair value measurement and are less observable and thus have the lowest priority.

Fair Value of Financial Instruments

Cash and Cash Equivalents, Accounts Receivable and Accounts Payable. The carrying amounts for these instruments approximate fair value due to the short-term nature or maturity of the instruments.

Stock Options	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Stock Options

Note 7. Stock Options

On September 30, 2002, the stockholders of the Company approved its 2002 Incentive Stock Plan (the “2002 Plan”), which had 4,000,000 shares reserved for issuance thereunder. The 2002 Stock Plan expires in September 2012. In anticipation of its expiration, by way of Unanimous Written Consent dated April 27, 2012, the Board of Directors (the “Board”) approved the terms and provisions of the 2012 Long-Term Incentive Plan (“2012 Incentive Plan”). The 2012 Incentive Plan was approved by shareholders owning the majority of the Company’s shares of common stock and became effective on May 1, 2012, after which time no new equity awards may be made under the 2002 Plan. Pursuant to an Option Exchange Agreement dated June 15, 2012, the 14,000 stock options outstanding under the 2002 Plan were exchanged for an equal number of options issued under, and in accordance with the terms of the 2012 Incentive Plan. All terms of the original option grants remain the same. The Company has reserved 5,000,000 shares of common stock for issuance upon grant or exercise of awards by participants under the 2012 Incentive Plan, none of which are currently registered with the SEC. The 2012 Incentive Plan provided shares available for options granted to employees, directors, and others. Stock options granted under the 2012 Incentive Plan generally vest over one to five years or as otherwise determined by the Board or committee of the Board. Options to purchase shares of common stock expire no later than ten years after the date of grant.

The Company measures all stock-based compensation awards using a fair value method on the date of grant and recognizes such expense in its financial statements over the requisite service period. The grant date fair value of stock options is based on the price of a share of the Company’s common stock on the date of grant. In determining the grant date fair value of stock options, the Company uses the Black-Scholes option pricing model which requires management to make assumptions regarding the option lives, expected volatility, and risk free interest rates, all of which impact the fair value of the option and, ultimately, the expense that will be recognized over the life of the option.

The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for a bond with a similar term. The Company does not anticipate declaring dividends in the foreseeable future. Volatility is calculated based on the historical weekly closing stock prices for the same period as the expected life of the option. The Company uses the “simplified” method for determining the expected term of its “plain vanilla” stock options. The Company recognizes compensation expense for only the portion of stock options that are expected to vest. Therefore, the Company applies an estimated forfeiture rate that is derived from historical employee termination data and adjusted for expected future employee turnover rates. To date, the Company has experienced minimal forfeitures, which did not impact the fair value of the stock option grants. If the actual number of forfeitures differs from those estimated by the Company, additional adjustments to compensation expense may be required in future periods.

The following table sets forth the stock-based compensation expense resulting from stock option grants, including those previously granted and vesting over time, which was recorded in the Company’s Consolidated Statements of Operations for the three months ended June 30, 2012 and 2011:

	Three Months Ended
	June 30,
	2012	2011

Director and management fees	$45,581	$2,154
Total	$45,581	$2,154

Following is a summary of the Company’s stock option activity for the three months ended June 30, 2012:

			Weighted
			Average
		Weighted	Remaining	Aggregate
		Average	Contractual	Intrinsic
	Number of Options	Exercise Price	Term	Value
Outstanding at March 31, 2012	14,000	$2.61
Grants	150,000	1.55
Outstanding at June 30, 2012	164,000	$1.64	9.6 years	$0
Exercisable at June 30, 2012	40,000	$1.88	9.0 years	$0
Available for grant at June 30, 2012	4,836,000

The aggregate intrinsic value in the table above represents the total pretax intrinsic value for all “in-the-money” options (i.e. the difference between the Company’s closing stock price on the last trading day of its first quarter of fiscal year 2013 and the exercise price, multiplied by the number of shares) that would have been received by the option holders had all option holders exercised their options on June 30, 2012. The intrinsic value of the options changes based on the fair market value of the Company’s common stock.

Stock Option Grants

Effective May 10, 2012, the Company appointed Mr. Kenneth T. Hern and Mr. Will E.D. Matthews to serve on the Company’s Board. Effective May 30, 2012, Mr. Eric Wold, was appointed to the Board.

As compensation for their service on the Board, each of Messrs. Hern, Matthews, and Wold, received a grant of 50,000 stock options pursuant to the Company’s 2012 Incentive Plan. 10,000 of these options vest immediately upon appointment; 20,000 vest on the one-year anniversary of service; and the remaining 20,000 vest on the two-year anniversary. The stock option is further subject to the terms and conditions of a stock option agreement between each director and the Company. Under the terms of the stock option agreement, the stock option agreement will terminate and there will be no further vesting of stock options effective as of the date that the director ceases to be a director of the Company. Upon termination of such service, the director will have until the second anniversary of the termination date to exercise vested stock options, if any.

The stock options granted on May 10, 2012, have an exercise price of $1.60 per share, the fair value of the Company’s common stock on the date of grant and expire 10 years from the date of grant. The fair value of the aggregate 100,000 stock options granted on May 10, 2012, was estimated at $1.17 each, for a total of $117,000, using the Black-Scholes option pricing model with the following assumptions: expected volatility of 90.88%, risk-free interest rate of 0.79%, expected lives of 5.75 years, and a 0% dividend yield.

The stock option granted on May 30, 2012 has an exercise price of $1.45 per share, the fair value of the Company’s common stock on the date of grant and expires 10 years from the date of grant. The fair value of the 50,000 stock options granted on May 30, 2012, was estimated at $1.04 each, for a total of $52,000, using the Black-Scholes option pricing model with the following assumptions: expected volatility of 88.60%, risk-free interest rate of 0.69%, expected lives of 5.75 years, and a 0% dividend yield.

As of June 30, 2012, the Company had $125,153 of total unrecognized compensation expense related to unvested stock options which is expected to be recognized over a period of two years.

The following table summarizes information about stock options outstanding and exercisable at June 30, 2012:

	Stock Options Outstanding			Stock Options Exercisable
		Weighted			Weighted
		Average	Weighted		Average	Weighted
	Number of	Remaining	Average	Number of	Remaining	Average
	Options	Contractual	Exercise	Options	Contractual	Exercise
Exercise Prices	Outstanding	Life (Years)	Price	Exercisable	Life (Years)	Price
$1.45	50,000	9.9	$1.45	10,000	9.9	$1.45
1.60	100,000	9.9	1.60	20,000	9.9	1.60
2.00	10,000	6.3	2.00	6,000	6.3	2.00
4.15	4,000	6.2	4.15	4,000	6.2	4.15
$1.45 -$ 4.15	164,000	9.6	$1.64	40,000	9.0	$1.88

The Company does not repurchase shares to fulfill the requirements of options that are exercised. Further, the Company issues new shares when options are exercised.

Note 9. Stock Options

On September 30, 2002, the stockholders of the Company approved its 2002 Incentive Stock Plan (the “2002 Plan”), which has 4,000,000 shares reserved for issuance thereunder, none of which are currently registered with the SEC. The 2002 Plan provides shares available for options granted to employees, directors and others. The options granted to employees under the Company’s 2002 Plan generally vest over one to five years or as otherwise determined by the plan administrator. Options to purchase shares expire no later than ten years after the date of grant.

The Company measures all stock-based compensation awards using a fair value method on the date of grant and recognizes such expense in its financial statements over the requisite service period. The grant date fair value of stock options is based on the price of a share of the Company’s common stock on the date of grant. In determining the grant date fair value of stock options, the Company uses the Black-Scholes option pricing model which requires management to make assumptions regarding the option lives, expected volatility, and risk free interest rates, all of which impact the fair value of the option and, ultimately, the expense that will be recognized over the life of the option.

The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for a bond with a similar term. The Company does not anticipate declaring dividends in the foreseeable future. Volatility is calculated based on the historical weekly closing stock prices for the same period as the expected life of the option. The Company uses the “simplified” method for determining the expected term of its “plain vanilla” stock options. The Company recognizes compensation expense for only the portion of stock options that are expected to vest. Therefore, the Company applies an estimated forfeiture rate that is derived from historical employee termination data and adjusted for expected future employee turnover rates. To date, the Company has experienced minimal forfeitures, which did not impact the fair value of the stock option grants. If the actual number of forfeitures differs from those estimated by the Company, additional adjustments to compensation expense may be required in future periods.

The following table sets forth the stock-based compensation expense resulting from stock option grants, including those previously granted and vesting over time, which was recorded in the Company’s Consolidated Statements of Operations for the years ended March 31, 2012 and 2011:

	Year Ended
	March 31,
	2012	2011

Director and management fees, net of the reversal of stock-based compensation	$(12,363)	$11,438
Total	$(12,363)	$11,438

Following is a summary of the Company’s stock option activity for the years ended March 31, 2012 and 2011:

			Weighted
			Average
		Weighted	Remaining	Aggregate
		Average	Contractual	Intrinsic
	Number of Options	Exercise Price	Term	Value
Outstanding at March 31, 2010	1,610,000	$0.68
Cancellations	(1,590,000)	0.65
Outstanding at March 31, 2011	20,000	$3.08
Forfeitures	(6,000)	4.15
Outstanding at March 31, 2012	14,000	$2.61	6.5 years	$-
Exercisable at March 31, 2012	10,000	$2.86	6.5 years	$-
Available for grant at March 31, 2012	3,976,000

The 2002 Stock Plan expires in September 2012. In anticipation of its expiration, by way of Unanimous Written Consent dated April 27, 2012, the Board of Directors approved the terms and provisions of the 2012 Long-Term Incentive Plan (“2012 Incentive Plan). The 2012 Incentive Plan was approved by shareholders owning the majority of the Company’s shares of common stock and became effective on May 1, 2012, after which time no new equity awards may be made under the 2002 Stock Plan. Pursuant to an Option Exchange Agreement dated June 15, 2012, the 14,000 stock options outstanding under the 2002 Plan at March 31, 2012 and as of May 1, 2012, were exchanged for an equal number of options issued under, and in accordance with the terms of the 2012 Incentive Plan. All terms of the original option grants remain the same. The Company has reserved 5,000,000 shares of common stock for issuance upon grant or exercise of awards by participants under the 2012 Incentive Plan.

The aggregate intrinsic value in the table above represents the total pretax intrinsic value for all “in-the-money” options (i.e. the difference between the Company’s closing stock price on the last trading day of its fiscal year 2012 and the exercise price, multiplied by the number of shares) that would have been received by the option holders had all option holders exercised their options on March 31, 2012. The intrinsic value of the options changes based on the fair market value of the Company’s common stock.

Stock Option Forfeitures

Effective July 29, 2011, Ms. Joanne Lustre resigned as a member of the Company’s Board of Directors. Of the 10,000 stock options previously granted to Ms. Lustre on September 12, 2008, 4,000 had vested as of the date of her resignation and may be exercised through September 11, 2018, their original expiration date. The remaining 6,000 options granted to Ms. Lustre had not vested and were forfeited. Accordingly, during the year ended March 31, 2012, the Company recorded a reversal of stock compensation expense previously recorded of $16,182, which is included in director and management fees.

Stock Option Cancellations

On August 30, 2010, the Company cancelled 1,590,000 stock options granted on June 10, 2005, at an exercise price of $0.65 per share. These stock options were fully vested on their cancellation date and the related stock-based compensation expense was already previously recorded.

As of March 31, 2012, the Company had $1,733 of total unrecognized compensation expense related to unvested stock options which is expected to be recognized over a period of 1.75 years.

The following table summarizes information about stock options outstanding and exercisable at March 31, 2012:

	Stock Options Outstanding			Stock Options Exercisable
Exercise Prices	Number of Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number of Options Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$2.00	10,000	6.5	$2.00	6,000	6.5	$2.00
4.15	4,000	6.5	4.15	4,000	6.5	4.15
$2.00 - $4.15	14,000	6.5	$2.61	10,000	6.5	$2.86

The Company does not repurchase shares to fulfill the requirements of options that are exercised. Further, the Company issues new shares when options are exercised.

Warrants	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Warrants

Note 8. Warrants

The following table summarizes warrant-related activity for the three months ended June 30, 2012:

					Weighted
					Average
		Number of Warrants		Number of Warrants	Remaining Contractual
	Exercise	Outstanding at		Outstanding at	Term (Years) at
Series	Price	March 31, 2012	Issued	June 30, 2012	June 30, 2012

A	$1.25	1,174,785	-	1,174,785	1.4
B	2.00	2,520,000	-	2,520,000	4.8
C	3.00	2,520,000	-	2,520,000	6.8
		6,214,785	-	6,214,785	4.9

The weighted average exercise price of the warrants is $2.26 per share.

All Series A Warrants outstanding and exercisable at June 30, 2012 were issued pursuant to the 2011 Private Placement consisting of the sale of 2,500,000 Units at a price of $0.60 per Unit. Each Unit consisted of one share of the Company’s common stock and one Series A Warrant to purchase one share of common stock at $1.25 per share for a period of two years from the date of issuance. The 2011 Private Placement closed on December 31, 2011, raising $704,870 in the sale of 1,174,785 shares of common stock and 1,174,785 Series A Warrants.

On March 30, 2012, pursuant to the Share Exchange Agreement, the Armada Oil and Gas Stockholders exchanged all of the issued and outstanding shares of Armada Oil and Gas’ common stock and all outstanding stock purchase warrants with the Company in return for 8,870,000 shares of the Company’s common stock, 2,520,000 Series B Warrants allowing the Armada Oil and Gas Stockholders to purchase up to an equal number of shares of the Company’s common stock for a period of 5 years from the date of issuance at a purchase price of $2.00 per share and 2,520,000 Series C Warrants allowing the Armada Oil and Gas stockholders to purchase up to an equal number of the Company’s shares of common stock for a period of 7 years from the date of issuance at a purchase price of $3.00 per share.

The Series C Warrants may not be exercised unless and until the Company informs the holder that the aggregate number of shares of common stock issuable upon exercise of all of the Series C Warrants, along with all other warrants issued by the Company pursuant to the Share Exchange Agreement, together with the shares of the Company’s common stock issued to the Armada Oil and Gas Stockholders pursuant to the Share Exchange Agreement, will not constitute more than 49.9% of the Company’s total number of shares of common stock issued and outstanding at the time of exercise.

See “Note 5. Oil and Gas Properties” for additional information.

Note 10. Warrants

The following table summarizes warrant-related activity for the year ended March 31, 2012:

Series	Exercise Price	Number of Warrants Outstanding at March 31, 2011	Issued	Number of Warrants Outstanding at March 31, 2012	Weighted Average Remaining Contractual Term (Years) at March 31, 2012
A	$1.25	-	1,174,785	1,174,785	1.6
B	2.00	-	2,520,000	2,520,000	5.0
C	3.00	-	2,520,000	2,520,000	7.0
		-	6,214,785	6,214,785	5.2

The weighted average exercise price of the warrants is $2.26 per share.

All Series A Warrants outstanding and exercisable at March 31, 2012 were issued pursuant to the 2011 Private Placement. Each Series A Warrant is exercisable at $1.25 per share and expires two years from the date of issuance.

On March 30, 2012, pursuant to the Share Exchange Agreement, the Armada Oil and Gas Stockholders exchanged all of the issued and outstanding shares of Armada Oil and Gas’ common stock and all outstanding stock purchase warrants with the Company in return for 8,870,000 shares of the Company’s common stock, 2,520,000 Series B Warrants allowing the Armada Oil and Gas Stockholders to purchase up to an equal number of shares of the Company’s common stock for a period of 5 years from the date of issuance at a purchase price of $2.00 per share and 2,520,000 Series C Warrants allowing the Armada Oil and Gas stockholders to purchase up to an equal number of the Company’s shares of common stock for a period of 7 years from the date of issuance at a purchase price of $3.00 per share.

The Series C Warrants may not be exercised unless and until the Company informs the holder that the aggregate number of shares of common stock issuable upon exercise of all of the Series C Warrants, along with all other warrants issued by the Company pursuant to the Share Exchange Agreement, together with the shares of the Company’s common stock issued to the Armada Oil and Gas Stockholders pursuant to the Share Exchange Agreement, will not constitute more than 49.9% of the Company’s total number of shares of common stock issued and outstanding at the time of exercise.

See Note 1. Organization and Description of Business, Note 5. Oil and Gas Properties, and Note 7. 2011 Private Placement for additional information.

Subsequent Events	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Subsequent Events

Note 9. Subsequent Events

Effective July 2, 2012, the Company entered into Supplemental Agreement No. 1 to Master Agreement with Geokinetics USA, Inc. (“Geokinetics”), pursuant to which Geokinetics will conduct a 3 dimensional (3-D) seismic survey on the Company’s acreage position in Carbon County, Wyoming. The survey will cover approximately 41.05 square miles (26,272 acres).

Note 13. Subsequent Events

New Management and Board Members

Effective May 1, 2012, Mr. Dang resigned as the Company’s CEO and as a member of the Company’s Board of Directors. Simultaneously, the Company appointed Rhonda B. Rosen as the Company’s CFO and Treasurer. Ms. Rosen was appointed as the Company’s Secretary, effective May 9, 2012. Pursuant to the terms of an Employment Agreement, Ms. Rosen will provide the Company with all services customarily rendered by a CFO on a part-time basis. As compensation for her services, Ms. Rosen will receive a monthly salary of $6,000.

Effective May 10, 2012, the Company appointed Mr. Kenneth T. Hern and Mr. Will E.D. Matthews to serve on the Company’s Board of Directors. Effective May 30, 2012, Mr. Eric Wold, was appointed to the Board of Directors.

As compensation for their service on the Board, each of Messrs. Hern, Matthews, and Wold, will receive a grant of 50,000 options pursuant to the Company’s 2012 Incentive Plan. 10,000 (20%) of these options vest immediately upon appointment; 40% vest on the one-year anniversary of service; and the remaining 40% vest on the two-year anniversary. Additionally, all Board members will receive a cash payment of $3,000 for each meeting attended in person and $500 for each meeting attended telephonically. Travel and related out-of-pocket expenses incurred in connection with their duties as members of the Board will be reimbursed.

2011 Private Placement	12 Months Ended
Mar. 31, 2012
2011 Private Placement

Note 7. 2011 Private Placement

In October 2011, the Company entered into a self-directed 2011 Private Placement consisting of the sale of 2,500,000 Units at a price of $0.60 per Unit. Each Unit consisted of one share of the Company’s common stock and one Series A Warrant to purchase one share of common stock at $1.25 per share for a period of two years from the date of issuance. The 2011 Private Placement closed on December 31, 2011, raising $704,870 in the sale of 1,174,785 shares of common stock and 1,174,785 Series A Warrants. The issuance of the shares of common stock and the shares underlying the Series A Warrants are exempt from registration pursuant to regulation Rule 506.

At the time of grant, the fair value of the 1,174,785 Series A Warrants, as calculated using the Black-Scholes model, was $569,383, using the following weighted average assumptions: risk-free interest rate of 0.27%; expected lives of 2 years, expected volatility of 167.9%, and a 0% dividend yield. The proceeds from the 2011 Private Placement allocated to the warrants and common stock were $288,285 and $416,585, respectively, based on their relative fair values on the date of issuance.

Capital Stock	12 Months Ended
Mar. 31, 2012
Capital Stock

Note 8. Capital Stock

Preferred Stock

At March 31, 2012, there were 1,000,000 shares of preferred stock (par value of $0.01 per share) authorized, of which no shares were issued and outstanding. The Board of Directors has the authority to divide the preferred stock into series and to fix and determine the relative rights and preferences of the shares of any such series so established to the full extent permitted by the laws of the State of Nevada and the Articles of Incorporation. Holders of the preferred stock are entitled to one vote for each share held of record. Holders of the preferred stock vote with holders of the common stock as one class.

Common Stock

On June 27, 2011, the Company effected a one-for-five reverse stock split with all fractional shares being rounded up to the nearest whole share. The Reverse Split was declared effective by FINRA on June 29, 2011. All share and per share amounts have been retrospectively restated to reflect the Reverse Split.

On July 29, 2011, the Company issued 1,800,000 shares of its common stock in exchange for the lease to approximately 300 acres of undeveloped land in Gonzales County, Texas.

On March 30, 2012, pursuant to the Share Exchange Agreement, the Company issued 8,870,000 shares of its common stock, 2,520,000 Series B Warrants at a purchase price of $2.00 per share, and 2,520,000 Series C Warrants at a purchase price of $3.00 per share.

During the year ended March 31, 2012, the Company issued 1,174,785 shares of its common stock pursuant to the terms of the 2011 Private Placement.

See Note 1.Organization and Description of Business for further discussion of the Share Exchange Agreement, Note 5. Oil and Gas Properties for the fair value of the common stock and warrants issued and the net assets acquired, Note 7. 2011 Private Placement, and Note 10. Warrants.

Related Party Transactions	12 Months Ended
Mar. 31, 2012
Related Party Transactions

Note 11. Related Party Transactions

Effective July 29, 2011, the Company entered into an Asset Purchase Agreement with Mr. Cerna, our President and CEO and a member of our Board of Directors, and Acqua Ventures, Inc. pursuant to which it acquired the lease to approximately 300 acres of undeveloped land in Gonzales County, Texas for total compensation of 1,800,000 shares of the Company’s common stock. Of the total 1,800,000 shares of common stock issued, 1,400,000 shares were issued to Mr. Cerna and 400,000 shares were issued to Acqua Ventures, Inc., an unrelated third party. On the date of the acquisition, the 1,800,000 shares of common stock issued in this transaction had an estimated fair value of $1,818,000 and the 1,400,000 shares of common stock issued to Mr. Cerna had an estimated fair value of $1,414,000.

Effective July 29, 2011, the Company entered into an Asset Purchase Agreement with Mr. Cerna pursuant to which it acquired two leases totaling approximately 120 contiguous acres of land and fourteen wells in Young County, Texas for total compensation of $128,500.

On March 30, 2012, the Company completed the acquisition of Armada Oil and Gas through the Share Exchange Agreement, pursuant to which Mr. David Moss, a member of our Board of Directors, received 4,200,000 shares of the Company’s common stock, representing 20.7% of the Company’s issued and outstanding shares of common stock at the time of acquisition.

Income Taxes	12 Months Ended
Mar. 31, 2012
Income Taxes

Note 12. Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets at March 31, 2012 and 2011 are as follows:

	Year Ended March 31,
	2012	2011
Deferred tax assets:
Net operating loss carryforwards	$841,611	$659,346
Capitalized research and development	52,494	60,609
Capitalized oil and gas development costs	1,362	-
Capitalized acquisition related costs	9,737	-
Stock based compensation	10,563	14,766
Research and development credit carry forward	10,085	10,085
Total deferred tax assets	925,852	744,806
Less: valuation allowance	(925,852)	(744,806)
Net deferred tax asset	$-	$-

The net increase in the valuation allowance for deferred tax assets was $181,046 for the year ended March 31, 2012. The net decrease in the valuation allowance for deferred tax assets was $223,516 for the year ended March 31, 2011. The Company evaluates its valuation allowance requirements on an annual basis based on projected future operations. When circumstances change and this causes a change in management’s judgment about the realizability of deferred tax assets, the impact of the change on the valuation allowance is reflected in current operations.

For federal income tax purposes, the Company has net U.S. operating loss carry forwards at March 31, 2012 available to offset future federal taxable income, if any, of $2,475,327, which will begin to expire during the fiscal year ended March 31, 2022. Accordingly, there is no current tax expense for the fiscal years ended March 31, 2012 and 2011. In addition, the Company has research and development tax credit carry forwards of $10,085 at March 31, 2012, which are available to offset federal income taxes and begin to expire during the fiscal year ended March 31, 2028.

The utilization of the tax net operating loss carry forwards may be limited due to ownership changes that have occurred as a result of sales of common stock.

The effects of state income taxes were insignificant for the years ended March 31, 2012 and 2011.

The following is a reconciliation between expected income tax benefit and actual, using the applicable statutory income tax rate of 34% for the years ended March 31, 2012 and 2011:

	Year Ended March 31,
	2012	2011
Income tax benefit at statutory rate	$181,635	$62,446
Non-deductible meals and entertainment	(589)	(368)
Cancellation of fully vested stock options	-	(285,594)
Change in valuation allowance	(181,046)	223,516
	$-	$-

The fiscal years 2009 through 2012 remain open to examination by federal authorities and other jurisdictions in which the Company operates.

Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (of a normal recurring nature) considered necessary for a fair presentation of the financial statements have been included. Operating results for the three months ended June 30, 2012, are not necessarily indicative of the results that may be expected for the year ending on March 31, 2013, or any other interim period. For further information, refer to the financial statements and notes thereto included in the Company’s 2012 Annual Report on Form 10-K for the year ended March 31, 2012, filed with the Securities and Exchange Commission (the “SEC”) on June 27, 2012.

Basis of Presentation The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Principles of Consolidation

Principles of Consolidation

These consolidated financial statements presented are those of the Company and its wholly-owed subsidiaries, International Energy Corp., e.Deal Enterprises Corp, and Armada Oil and Gas. Only Armada Oil and Gas is currently an active operating entity. All significant intercompany transactions and accounts have been eliminated in consolidation.

Principles of Consolidation

These consolidated financial statements presented are those of the Company and its wholly-owned subsidiaries, International Energy Corp., e.Deal Enterprises Corp, and Armada Oil and Gas. Only Armada Oil and Gas is currently an active operating entity. All significant intercompany transactions and accounts have been eliminated in consolidation.

Estimates

Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include accruals related to oil and gas sales and expenses; estimates used in determining oil and gas reserves, the carrying value of oil and gas properties and the impairment, if any, of such oil and gas properties; and assumptions used in the fair value of stock-based compensation.

Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include accruals related to oil and gas sales and expenses; estimates used in determining oil and gas reserves, the carrying value of oil and gas properties and the impairment, if any, of such oil and gas properties; and assumptions used in the fair value of stock-based compensation.

Reclassifications	Reclassifications Certain reclassifications have been made to prior fiscal period amounts or balances to conform to the presentation adopted in the current fiscal year.
Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents includes highly liquid investments with original maturities of three months or less. Currently the Company has amounts deposited with financial institutions in excess of federally insured limits.

Cash and Cash Equivalents

Cash and cash equivalents includes highly liquid investments with original maturities of three months or less. Currently the Company has amounts deposited with financial institutions in excess of federally insured limits.

Accounts Receivable

Accounts Receivable

Accounts receivable represents that portion of the Company’s net revenue interest in its oil and gas leases that has not been collected at the end of each period presented. To date, management has determined that no allowance for doubtful accounts is necessary.

Accounts Receivable

Accounts receivable represents that portion of the Company’s net revenue interest in its oil and gas leases that has not been collected at the end of each period presented. To date, management has determined that no allowance for doubtful accounts is necessary since lease operating expenses have exceeded net revenue. At March 31, 2012, the Company has a payable recorded on its consolidated balance sheet due to the operator of the oil wells that exceeds the accounts receivable balance due from the same operator.

Full Cost Method of Accounting for Oil and Gas Properties

Full Cost Method of Accounting for Oil and Gas Properties

The Company has elected to utilize the full cost method of accounting for its oil and gas activities. In accordance with the full cost method of accounting, all costs associated with the acquisition, exploration and development of oil and gas reserves, including directly related overhead costs, are capitalized.

All capitalized costs of oil and gas properties, including the estimated future costs to develop proved reserves, are amortized on the unit-of-production method using estimates of proved reserves once proved reserves are determined to exist. The Company has not obtained reserve studies with estimated proven reserves. Management is assessing geographic and production data to determine the need for reserves studies.

Oil and gas properties without estimated proved reserves are not amortized until proved reserves associated with the properties can be determined or until impairment occurs. Accordingly, as of June 30, 2012, no amortization of capitalized costs of oil and gas properties was recorded. Further, based on a recent engineering report prepared with respect to the Wyoming Property, and the relatively recent acquisitions in Texas, management has determined that no impairment currently exists. The Company cannot predict the amount of impairment charges that may be recorded in the future.

Full Cost Method of Accounting for Oil and Gas Properties

The Company has elected to utilize the full cost method of accounting for its oil and gas activities. In accordance with the full cost method of accounting, all costs associated with the acquisition, exploration and development of oil and gas reserves, including directly related overhead costs, are capitalized.

All capitalized costs of oil and gas properties, including the estimated future costs to develop proved reserves, are amortized on the unit-of-production method using estimates of proved reserves once proved reserves are determined to exist. The Company has not obtained reserve studies with estimated proven reserves. Management is assessing geographic and production data to determine the need for reserves studies.

Oil and gas properties without estimated proved reserves are not amortized until proved reserves associated with the properties can be determined or until impairment occurs. Accordingly, as of March 31, 2012, no amortization of capitalized costs of oil and gas properties was recorded. Further, based on a recent engineering report prepared with respect to the leasehold interests in 1,280 acres recently acquired in Wyoming and the relatively recent acquisitions in Texas, management has determined that no impairment currently exists.

Full Cost Ceiling Test

Full Cost Ceiling Test

At the end of each quarterly reporting period, the unamortized costs of oil and gas properties are subject to a “ceiling test” which basically limits capitalized costs to the sum of the estimated future net revenues from proved reserves, discounted at 10% per annum to present value, based on current economic and operating conditions, adjusted for related income tax effects. As noted above, the Company has not yet obtained reserve reports.

Full Cost Ceiling Test

At the end of each quarterly reporting period, the unamortized costs of oil and gas properties are subject to a “ceiling test” which basically limits capitalized costs to the sum of the estimated future net revenues from proved reserves, discounted at 10% per annum to present value, based on current economic and operating conditions, adjusted for related income tax effects. As noted above, the Company has not yet obtained reserve reports.

Asset Retirement Obligation

Asset Retirement Obligation

The Company accounts for its future asset retirement obligations (“ARO”) by recording the fair value of the liability during the period in which it was incurred. The associated asset retirement costs are capitalized as part of the carrying amount of the long-lived asset. The increase in carrying value of a property associated with the capitalization of an ARO is included in proven oil and gas properties in the balance sheets. The ARO consists of costs related to the plugging of wells, removal of facilities and equipment, and site restoration on its oil and gas properties. The asset retirement liability is accreted to operating expense over the useful life of the related asset. As of June 30, 2012, the Company does not have an ARO.

Asset Retirement Obligation

The Company accounts for its future asset retirement obligations (“ARO”) by recording the fair value of the liability during the period in which it was incurred. The associated asset retirement costs are capitalized as part of the carrying amount of the long-lived asset. The increase in carrying value of a property associated with the capitalization of an ARO is included in proven oil and gas properties in the balance sheets. The ARO consists of costs related to the plugging of wells, removal of facilities and equipment, and site restoration on its oil and gas properties. The asset retirement liability is accreted to operating expense over the useful life of the related asset. As of March 31, 2012, the Company does not have an ARO.

Oil and Gas Revenue

Oil and Gas Revenue

The Company recognizes oil and gas revenue when oil and gas production is sold to a purchaser at a fixed or determinable price, when delivery has occurred and title has transferred, and if collectability of the revenue is probable. Delivery occurs and title is transferred when production has been delivered to a purchaser’s pipeline or truck. As a result of the numerous requirements necessary to gather information from purchasers or various measurement locations, calculate volumes produced, perform field and wellhead allocations, distribute and disburse funds to various working interest partners and royalty owners, the collection of revenues from oil and gas production may take up to 45 days following the month of production. Therefore, the Company may make accruals for revenues and accounts receivable based on estimates of its share of production. Since the settlement process may take 30 to 60 days following the month of actual production, the Company’s financial results may include estimates of production and revenues for the related time period. The Company will record any differences between the actual amounts ultimately received and the original estimates in the period they become finalized.

Oil and Gas Revenue

The Company recognizes oil and gas revenue when oil and gas production is sold to a purchaser at a fixed or determinable price, when delivery has occurred and title has transferred, and if collectability of the revenue is probable. Delivery occurs and title is transferred when production has been delivered to a purchaser’s pipeline or truck. As a result of the numerous requirements necessary to gather information from purchasers or various measurement locations, calculate volumes produced, perform field and wellhead allocations, distribute and disburse funds to various working interest partners and royalty owners, the collection of revenues from oil and gas production may take up to 45 days following the month of production. Therefore, the Company may make accruals for revenues and accounts receivable based on estimates of its share of production. Since the settlement process may take 30 to 60 days following the month of actual production, its financial results may include estimates of production and revenues for the related time period. The Company will record any differences between the actual amounts ultimately received and the original estimates in the period they become finalized.

Fair Values of Financial Instruments

Fair Values of Financial Instruments

The Company measures certain financial assets and liabilities at fair value based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in on orderly transaction between market participants. See “Note 6. Fair Value Measurements.”

Fair Values of Financial Instruments

The Company measures certain financial assets and liabilities at fair value based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in on orderly transaction between market participants. See Note 6. Fair Value Measurements.

Stock-Based Compensation

Stock-Based Compensation

The Company measures all stock-based compensation awards using a fair value method on the date of grant and recognizes such expense in its consolidated financial statements over the requisite service period. The Company uses the Black-Scholes pricing model to determine the fair value of stock-based compensation awards. The Black-Scholes pricing model requires management to make assumptions regarding the warrant and option lives, expected volatility, and risk free interest rates. See “Note 7. Stock Options” and “Note 8. Warrants.”

Stock-Based Compensation

The Company measures all stock-based compensation awards using a fair value method on the date of grant and recognizes such expense in its consolidated financial statements over the requisite service period. The Company uses the Black-Scholes pricing model to determine the fair value of stock-based compensation awards. The Black-Scholes pricing model requires management to make assumptions regarding the warrant and option lives, expected volatility, and risk free interest rates. See Note 9. Stock Options and Note 10. Warrants.

Recently Issued and Adopted Accounting Pronouncements

Recently Issued and Adopted Accounting Pronouncements

The Company reviews new accounting standards as issued. Although some of these accounting standards issued or effective after the end of the Company’s previous fiscal year may be applicable to the Company, it has not identified any standards that it believes merit further discussion. The Company believes that none of the new standards will have a significant impact on its consolidated financial statements.

Recently Issued and Adopted Accounting Pronouncements

The Company reviews new accounting standards as issued. Although some of these accounting standards issued or effective after the end of the Company’s previous fiscal year may be applicable to the Company, it has not identified any standards that it believes merit further discussion. The Company believes that none of the new standards will have a significant impact on its consolidated financial statements.

Income Taxes

Income Taxes

Deferred income tax assets and liabilities are determined based on the estimated future tax effects of net operating loss and credit carryforwards and temporary differences between the tax basis of assets and liabilities and their respective financial reporting amounts measured at the current enacted tax rates. The Company records an estimated valuation allowance on its deferred income tax assets if it is not more likely than not that these deferred income tax assets will be realized.

The Company recognizes a tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by taxing authorities, based on the technical merits of the position. The tax benefits recognized in the consolidated financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. As of March 31, 2012 and 2011, the Company has not recorded any unrecognized tax benefits.

Estimated interest and penalties are recorded as a component of interest expense or other expense, respectively. See Note 12. Income Taxes.

Segment Reporting		Segment Reporting The Company’s business currently operates in one segment.
Net Loss Per Share

Net Loss Per Share

The computation of basic net loss per share is based on the weighted average number of shares that were outstanding during the year. The computation of diluted net loss per share is based on the weighted average number of shares used in the basic net loss per share calculation plus the number of common shares that would be issued assuming the exercise of all potentially dilutive common shares outstanding using the treasury stock method for shares subject to stock options and warrants. See Note 4. Net Loss Per Share.

Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Computation of Basic and Diluted Net Loss Per Share

Following is the computation of basic and diluted net loss per share for the three months ended June 30, 2012 and 2011:

	Three Months Ended
	June 30,
	2012	2011
Numerator - net loss	$(336,664)	$(92,831)

Denominator - weighted average number of common shares outstanding - basic and diluted	20,294,631	8,449,839

Basic and diluted net loss per common share	$(0.02)	$(0.01)

Following is the computation of basic and diluted net loss per share for the years ended March 31, 2012 and 2011:

	Year Ended
	March 31,
	2012	2011
Numerator - net loss	$(534,222)	$(183,666)

Denominator - weighted average number of common shares outstanding - basic and diluted	10,126,921	8,449,846

Basic and diluted net loss per common share	$(0.05)	$(0.02)

Oil and Gas Properties (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Aggregate Amount of Capitalized Costs and Related Accumulated Depreciation Depletion and Amortization

Following is the aggregate amount of capitalized costs relating to oil and gas producing activities and the aggregate amount of related accumulated depreciation, depletion, and amortization at June 30, 2012 and March 31, 2012:

Three Months
Ended
June 30, 2012
Unproven oil and gas properties at March 31, 2012	$26,130,404
Lease and acquisition costs	155,073
Development and exploration costs	2,550
26,288,027
Impairment and depletion, depreciation and amortization	-
Unproven oil and gas properties at June 30, 2012	$26,288,027

Following is the aggregate amount of capitalized costs relating to oil and gas producing activities and the aggregate amount of related accumulated depreciation, depletion, and amortization at March 31, 2012 and March 31, 2011:

	March 31,	March 31,
	2012	2011
Unproven oil and gas properties	$26,092,038	$-
Development costs	38,366	-
	26,130,404	-
Impairment and depletion, depreciation and amortization	-	-
Oil and gas properties, net	$26,130,404	$-

Summary of Purchase Consideration

Following is a summary of the Purchase Consideration and the acquisition date fair value of the Armada Oil and Gas assets acquired and liabilities assumed on March 30, 2012:

Purchase Consideration
Fair value of 8,870,000 shares of the Company's common stock	$15,966,000
Fair value of 2,520,000 Series B Warrants	4,125,716
Fair value of 2,520,000 Series C Warrants	4,295,640
Total Purchase Consideration	$24,387,356

Following is a summary of the Purchase Consideration and the acquisition date fair value of the Armada Oil and Gas assets acquired and liabilities assumed on March 30, 2012:

Purchase Consideration
Fair value of 8,870,000 shares of the Company's common stock	$15,966,000
Fair value of 2,520,000 Series B Warrants	4,125,716
Fair value of 2,520,000 Series C Warrants	4,295,640
Total Purchase Consideration	$24,387,356

Acquisition Date Fair Value of Assets Acquired and Liabilities Assumed
Acquisition Date Assets Acquired and Liabilities Assumed
Cash	$378,436
Oil and gas property	24,020,538
Accounts payable	(11,618)
Total Acquisition Date Assets Acquired and Liabilities Assumed	$24,387,356

Acquisition Date Assets Acquired and Liabilities Assumed
Cash	$378,436
Oil and gas property	24,020,538
Accounts payable	(11,618)
Total Acquisition Date Assets Acquired and Liabilities Assumed	$24,387,356

Stock Options (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Share-Based Compensation Expense Resulting from Stock Option Grants

The following table sets forth the stock-based compensation expense resulting from stock option grants, including those previously granted and vesting over time, which was recorded in the Company’s Consolidated Statements of Operations for the three months ended June 30, 2012 and 2011:

	Three Months Ended
	June 30,
	2012	2011

Director and management fees	$45,581	$2,154
Total	$45,581	$2,154

The following table sets forth the stock-based compensation expense resulting from stock option grants, including those previously granted and vesting over time, which was recorded in the Company’s Consolidated Statements of Operations for the years ended March 31, 2012 and 2011:

	Year Ended
	March 31,
	2012	2011

Director and management fees, net of the reversal of stock-based compensation	$(12,363)	$11,438
Total	$(12,363)	$11,438

Stock Option Activity

Following is a summary of the Company’s stock option activity for the three months ended June 30, 2012:

			Weighted
			Average
		Weighted	Remaining	Aggregate
		Average	Contractual	Intrinsic
	Number of Options	Exercise Price	Term	Value
Outstanding at March 31, 2012	14,000	$2.61
Grants	150,000	1.55
Outstanding at June 30, 2012	164,000	$1.64	9.6 years	$0
Exercisable at June 30, 2012	40,000	$1.88	9.0 years	$0
Available for grant at June 30, 2012	4,836,000

Following is a summary of the Company’s stock option activity for the years ended March 31, 2012 and 2011:

			Weighted
			Average
		Weighted	Remaining	Aggregate
		Average	Contractual	Intrinsic
	Number of Options	Exercise Price	Term	Value
Outstanding at March 31, 2010	1,610,000	$0.68
Cancellations	(1,590,000)	0.65
Outstanding at March 31, 2011	20,000	$3.08
Forfeitures	(6,000)	4.15
Outstanding at March 31, 2012	14,000	$2.61	6.5 years	$-
Exercisable at March 31, 2012	10,000	$2.86	6.5 years	$-
Available for grant at March 31, 2012	3,976,000

Stock Options Outstanding And Exercisable

The following table summarizes information about stock options outstanding and exercisable at June 30, 2012:

	Stock Options Outstanding			Stock Options Exercisable
		Weighted			Weighted
		Average	Weighted		Average	Weighted
	Number of	Remaining	Average	Number of	Remaining	Average
	Options	Contractual	Exercise	Options	Contractual	Exercise
Exercise Prices	Outstanding	Life (Years)	Price	Exercisable	Life (Years)	Price
$1.45	50,000	9.9	$1.45	10,000	9.9	$1.45
1.60	100,000	9.9	1.60	20,000	9.9	1.60
2.00	10,000	6.3	2.00	6,000	6.3	2.00
4.15	4,000	6.2	4.15	4,000	6.2	4.15
$1.45 -$ 4.15	164,000	9.6	$1.64	40,000	9.0	$1.88

The following table summarizes information about stock options outstanding and exercisable at March 31, 2012:

	Stock Options Outstanding			Stock Options Exercisable
Exercise Prices	Number of Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number of Options Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$2.00	10,000	6.5	$2.00	6,000	6.5	$2.00
4.15	4,000	6.5	4.15	4,000	6.5	4.15
$2.00 - $4.15	14,000	6.5	$2.61	10,000	6.5	$2.86

Warrants (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Summary of Warrant Related Activity

The following table summarizes warrant-related activity for the three months ended June 30, 2012:

					Weighted
					Average
		Number of Warrants		Number of Warrants	Remaining Contractual
	Exercise	Outstanding at		Outstanding at	Term (Years) at
Series	Price	March 31, 2012	Issued	June 30, 2012	June 30, 2012

A	$1.25	1,174,785	-	1,174,785	1.4
B	2.00	2,520,000	-	2,520,000	4.8
C	3.00	2,520,000	-	2,520,000	6.8
		6,214,785	-	6,214,785	4.9

The following table summarizes warrant-related activity for the year ended March 31, 2012:

Series	Exercise Price	Number of Warrants Outstanding at March 31, 2011	Issued	Number of Warrants Outstanding at March 31, 2012	Weighted Average Remaining Contractual Term (Years) at March 31, 2012
A	$1.25	-	1,174,785	1,174,785	1.6
B	2.00	-	2,520,000	2,520,000	5.0
C	3.00	-	2,520,000	2,520,000	7.0
		-	6,214,785	6,214,785	5.2

Income Taxes (Tables)	12 Months Ended
Mar. 31, 2012
Components of Net Deferred Tax Assets

Significant components of the Company’s deferred tax assets at March 31, 2012 and 2011 are as follows:

	Year Ended March 31,
	2012	2011
Deferred tax assets:
Net operating loss carryforwards	$841,611	$659,346
Capitalized research and development	52,494	60,609
Capitalized oil and gas development costs	1,362	-
Capitalized acquisition related costs	9,737	-
Stock based compensation	10,563	14,766
Research and development credit carry forward	10,085	10,085
Total deferred tax assets	925,852	744,806
Less: valuation allowance	(925,852)	(744,806)
Net deferred tax asset	$-	$-

Schedule of Income Tax Expense Benefit Reconciliation

The following is a reconciliation between expected income tax benefit and actual, using the applicable statutory income tax rate of 34% for the years ended March 31, 2012 and 2011:

	Year Ended March 31,
	2012	2011
Income tax benefit at statutory rate	$181,635	$62,446
Non-deductible meals and entertainment	(589)	(368)
Cancellation of fully vested stock options	-	(285,594)
Change in valuation allowance	(181,046)	223,516
	$-	$-

Organization and Description of Business - Additional Information (Detail) (USD $)	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended							3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2012 Common Stock	Mar. 31, 2012 Common Stock	Jun. 30, 2012 Series B Warrants	Mar. 31, 2012 Series B Warrants	Jun. 30, 2012 Series C Warrants	Mar. 31, 2012 Series C Warrants	Jun. 30, 2012 Gonzales County, Texas acre	Mar. 31, 2012 Gonzales County, Texas acre	Mar. 31, 2012 Young County, Texas Property Well acre	Jul. 29, 2011 Young County, Texas acre Well Property	Mar. 31, 2012 Archer County, Texas Property acre Well	Sep. 16, 2011 Archer County, Texas Property acre Well	Jun. 30, 2012 Armada Oil And Gas acre	Mar. 31, 2012 Armada Oil And Gas acre	Jun. 30, 2012 Armada Oil And Gas Common Stock	Mar. 31, 2012 Armada Oil And Gas Common Stock	Jun. 30, 2012 Armada Oil And Gas Series B Warrants	Mar. 31, 2012 Armada Oil And Gas Series B Warrants	Jun. 30, 2012 Armada Oil And Gas Series C Warrants	Mar. 31, 2012 Armada Oil And Gas Series C Warrants	Jun. 30, 2012 Armada Oil And Gas Leasehold Interest with Option to Acquire acre	Mar. 31, 2012 Armada Oil And Gas Leasehold Interest with Option to Acquire acre	Mar. 31, 2012 Parent Company Young County, Texas	Mar. 31, 2012 Parent Company Archer County, Texas	Mar. 31, 2012 Baron Energy Incorporated Young County, Texas	Mar. 31, 2012 Baron Energy Incorporated Archer County, Texas
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Acres of undeveloped land								300	300					1,280	1,280							23,700	23,700
Reverse stock split ratio	0.2
Common stock issued, acquisition of leases								1,800,000	1,800,000
Number of leases acquired										2	2	2	2
Acres of land acquired										120	120	140	140
Number of wells acquired										14	14	12	12
Cash paid for acquisition of leases										$ 128,500	$ 128,500	$ 125,000	$ 125,000
Non-operating working interest																								75.00%	80.00%
Net revenue interest																								60.94%	60.80%	20.31%	15.20%
Operated working interest																										25.00%	20.00%
Business Acquisition, common stock issued as consideration		8,870,000	8,870,000													8,870,000	8,870,000
Business Acquisition, warrants issued as consideration				2,520,000	2,520,000	2,520,000	2,520,000											2,520,000	2,520,000	2,520,000	2,520,000
Warrant, exercise period				5 years	5 years	7 years	7 years											5 years	5 years	7 years	7 years
Warrant, weighted average exercise price				2	2	3	3											2	2	3	3

Going Concern Uncertainties - Additional Information (Detail) (USD $)	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Going Concern [Line Items]
Deficit accumulated during the exploration stage	$ 3,958,602	$ 3,621,938	$ 3,087,716

Summary of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012 Segment
Significant Accounting Policies [Line Items]
Liquid investments classified as Cash and cash equivalents, maturity period	3 months	3 months
Estimated future net revenues from proved reserves, discount rate	10.00%	10.00%
Collection of revenue, period	45 days	45 days
Number of segments		1
Armada Oil And Gas
Significant Accounting Policies [Line Items]
Acres of undeveloped land	1,280	1,280
Minimum
Significant Accounting Policies [Line Items]
Settlement period	30 days	30 days
Maximum
Significant Accounting Policies [Line Items]
Settlement period	60 days	60 days

Net Loss Per Share - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011
Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from the computation of diluted net loss per share	164,000	20,000	14,000	20,000
Common stock, weighted-average exercise price	$ 1.64	$ 3.08	$ 2.61	$ 3.08
Series A Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from the computation of diluted net loss per share	1,174,785		1,174,785
Warrant, weighted average exercise price	1.25		1.25
Series B Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from the computation of diluted net loss per share	2,520,000		2,520,000
Warrant, weighted average exercise price	2		2
Series C Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from the computation of diluted net loss per share	2,520,000		2,520,000
Warrant, weighted average exercise price	3		3

Computation of Basic and Diluted Net Loss Per Share (Detail) (USD $)	3 Months Ended		5 Months Ended	12 Months Ended													161 Months Ended	164 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 1999	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008	Mar. 31, 2007	Mar. 31, 2006	Mar. 31, 2005	Mar. 31, 2004	Mar. 31, 2003	Mar. 31, 2002	Mar. 31, 2001	Mar. 31, 2000	Mar. 31, 2012	Jun. 30, 2012
Earnings Per Share [Line Items]
Numerator - net loss	$ (336,664)	$ (92,831)	$ (7,470)	$ (534,222)	$ (183,666)	$ (261,758)	$ (1,227,825)	$ (411,934)	$ (224,862)	$ (842,155)	$ (59,494)	$ (70,132)	$ (149,933)	$ (144,541)	$ (171,793)	$ (16,185)	$ (4,305,970)	$ (4,642,634)
Denominator - weighted average number of common shares outstanding - basic and diluted	20,294,631	8,449,839		10,126,921	8,449,846
Basic and diluted net loss per common share	$ (0.02)	$ (0.01)		$ (0.05)	$ (0.02)

Aggregate Amount of Capitalized Costs and Related Accumulated Depreciation Depletion and Amortization (Detail) (USD $)	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Unproven oil and gas properties	$ 26,130,404	$ 26,092,038
Lease and acquisition costs	155,073
Development and exploration costs	2,550	38,366
Oil and Gas Property, Full Cost Method, Gross, Total	26,288,027	26,130,404
Impairment and depletion, depreciation and amortization
Oil and gas properties, net	$ 26,288,027	$ 26,130,404

Oil and Gas Properties - Additional Information (Detail) (USD $)	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2012 Common Stock	Mar. 31, 2012 Common Stock	Jun. 30, 2012 Series B Warrants	Mar. 31, 2012 Series B Warrants	Jun. 30, 2012 Series C Warrants	Mar. 31, 2012 Series C Warrants	Jun. 30, 2012 Gonzales County, Texas acre	Mar. 31, 2012 Gonzales County, Texas acre	Mar. 31, 2012 Young County, Texas acre Well Property	Jul. 29, 2011 Young County, Texas Property acre Well	Mar. 31, 2012 Archer County, Texas Well Property acre	Sep. 16, 2011 Archer County, Texas Well acre Property	Jun. 30, 2012 Armada Oil And Gas acre	Mar. 31, 2012 Armada Oil And Gas acre	Mar. 30, 2012 Armada Oil And Gas Fair Value, Inputs, Level 1	Jun. 30, 2012 Armada Oil And Gas Fair Value, Inputs, Level 3 Minimum Income Approach Valuation Technique	Mar. 31, 2012 Armada Oil And Gas Fair Value, Inputs, Level 3 Minimum Income Approach Valuation Technique	Jun. 30, 2012 Armada Oil And Gas Fair Value, Inputs, Level 3 Maximum Income Approach Valuation Technique	Mar. 31, 2012 Armada Oil And Gas Fair Value, Inputs, Level 3 Maximum Income Approach Valuation Technique	Jun. 30, 2012 Armada Oil And Gas Common Stock	Mar. 31, 2012 Armada Oil And Gas Common Stock	Mar. 30, 2012 Armada Oil And Gas Common Stock	Jun. 30, 2012 Armada Oil And Gas Series B Warrants	Mar. 31, 2012 Armada Oil And Gas Series B Warrants	Jun. 30, 2012 Armada Oil And Gas Series B Warrants Fair Value, Inputs, Level 3	Mar. 31, 2012 Armada Oil And Gas Series B Warrants Fair Value, Inputs, Level 3	Jun. 30, 2012 Armada Oil And Gas Series C Warrants	Mar. 31, 2012 Armada Oil And Gas Series C Warrants	Jun. 30, 2012 Armada Oil And Gas Series C Warrants Fair Value, Inputs, Level 3	Mar. 31, 2012 Armada Oil And Gas Series C Warrants Fair Value, Inputs, Level 3	Jun. 30, 2012 Armada Oil And Gas Leasehold Interest with Option to Acquire acre	Mar. 31, 2012 Armada Oil And Gas Leasehold Interest with Option to Acquire acre	Jun. 30, 2012 Wyoming Property acre
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Common stock issued, acquisition of leases									1,800,000	1,800,000
Acres of undeveloped land									300	300					1,280	1,280																	23,700	23,700	1,648
Closing price of common stock									$ 1.01	$ 1.01							$ 1.8
Common stock issued, estimated fair value	$ 1,818,000								$ 1,818,000	$ 1,818,000
Number of leases acquired											2	2	2	2
Acres of land acquired											120	120	140	140
Number of wells acquired											14	14	12	12
Cash paid for acquisition of leases											128,500	128,500	125,000	125,000
Business Acquisition, common stock issued as consideration			8,870,000	8,870,000																		8,870,000	8,870,000
Business Acquisition, warrants issued as consideration					2,520,000	2,520,000	2,520,000	2,520,000																	2,520,000	2,520,000			2,520,000	2,520,000
Warrant, weighted average exercise price					2	2	3	3																	2	2			3	3
Warrant, exercise period					5 years	5 years	7 years	7 years																	5 years	5 years			7 years	7 years
Total Purchase Consideration	24,387,356	24,387,356													24,387,356	24,387,356
Business Acquisition, fair value of consideration			15,966,000	15,966,000	4,125,716	4,125,716	4,295,640	4,295,640																15,966,000	4,125,716	4,125,716			4,295,640	4,295,640
Fair value assumption, risk-free interest rate																											1.04%	1.04%			1.61%	1.61%
Fair value assumption, expected lives																											5 years	5 years			7 years	7 years
Fair value assumption, expected volatility																											152.56%	152.56%			152.56%	152.56%
Fair value assumption, dividend yield																											0.00%	0.00%			0.00%	0.00%
Business Acquisition, purchase price allocated to cash	378,436	378,436													378,436	378,436
Business Acquisition, purchase price allocated to accounts payable	11,618	11,618													11,618	11,618
Business Acquisition, purchase price allocated to Oil and gas property	24,020,538	24,020,538													24,020,538	24,020,538		19,260,000	19,260,000	27,674,000	27,674,000
Present value discount factor															2.00%	2.00%		15.00%	15.00%	5.00%	5.00%
Lease and acquisition costs		155,073																																	155,073
Total future lease payments																																			84,494
Business acquisition, proforma net loss																$ 559,207

Summary of Purchase Consideration (Detail) (USD $)	Jun. 30, 2012	Mar. 31, 2012
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Total Purchase Consideration	$ 24,387,356	$ 24,387,356
Common Stock
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Business Acquisition, fair value of consideration	15,966,000	15,966,000
Series B Warrants
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Business Acquisition, fair value of consideration	4,125,716	4,125,716
Series C Warrants
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Business Acquisition, fair value of consideration	$ 4,295,640	$ 4,295,640

Acquisition Date Fair Value of Assets Acquired and Liabilities Assumed (Detail) (USD $)	Jun. 30, 2012	Mar. 31, 2012
Business Acquisition [Line Items]
Business Acquisition, purchase price allocated to cash	$ 378,436	$ 378,436
Business Acquisition, purchase price allocated to Oil and gas property	24,020,538	24,020,538
Business Acquisition, purchase price allocated to accounts payable	(11,618)	(11,618)
Total Purchase Consideration	$ 24,387,356	$ 24,387,356

Stock Options - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended		161 Months Ended	164 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended		1 Months Ended			1 Months Ended		3 Months Ended		3 Months Ended
	Aug. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Jun. 30, 2012	Sep. 30, 2008 Ms. Joanne Lustre	Mar. 31, 2012 Ms. Joanne Lustre	Jun. 30, 2012 Stock options granted on May 10, 2012	Jun. 30, 2012 Stock option granted on May 30, 2012	Sep. 30, 2002 Stock Incentive Plan 2002	Jun. 30, 2012 Stock Incentive Plan 2002	Mar. 31, 2012 Stock Incentive Plan 2002	Sep. 30, 2002 Stock Incentive Plan 2002 Minimum	Sep. 30, 2002 Stock Incentive Plan 2002 Maximum	Jun. 30, 2012 Stock Option Plan 2012	Mar. 31, 2012 Stock Option Plan 2012	Jun. 30, 2012 Stock Option Plan 2012 Stock options granted on May 10, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance												4,000,000	14,000	14,000			5,000,000	5,000,000
Options granted to employees, vesting period															1 year	5 years
Options to purchase share, maximum expiration period												10 years
Options granted to employees																	50,000
Stock options vested during period																	10,000
Stock options vested on the one-year anniversary of service																	20,000
Stock options vested on the two-year anniversary of service																	20,000
Options granted, exercise price		$ 1.55									$ 1.45								$ 1.6
Options granted, term											10 years								10 years
Options granted		150,000						10,000		100,000	50,000
Options granted, grant date fair value per share										$ 1.17	$ 1.04
Options granted, total fair value										$ 117,000	$ 52,000
Black-Scholes option pricing model assumptions, expected volatility										90.88%	88.60%
Black-Scholes option pricing model assumptions, risk-free interest rate										0.79%	0.69%
Black-Scholes option pricing model assumptions, expected lives										5 years 9 months	5 years 9 months
Black-Scholes option pricing model assumptions, dividend yield										0.00%	0.00%
Total unrecognized compensation		125,153		1,733		1,733	125,153
Expected to be recognized, period		2 years		1 year 9 months
Options vested									4,000
Options forfeited				6,000					6,000
Options exercise date									Sep 11, 2018
Share-based compensation expense		$ 45,581	$ 2,154	$ 3,819	$ 11,438	$ 887,229	$ 932,810		$ (16,182)
Cancellations	1,590,000				1,590,000
Cancellations, exercise price	$ 0.65				$ 0.65

Share Based Compensation Expense Resulting from Stock Option Grants (Detail) (USD $)	3 Months Ended		12 Months Ended		161 Months Ended	164 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Jun. 30, 2012
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 45,581	$ 2,154	$ 3,819	$ 11,438	$ 887,229	$ 932,810
Share-based compensation expense			(12,363)	11,438
Director and management fees
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 45,581	$ 2,154	$ (12,363)	$ 11,438

Stock Option Activity (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2010	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Number of Options
Beginning Balance		14,000	20,000	1,610,000
Forfeitures			(6,000)
Grants		150,000
Cancellations	(1,590,000)			(1,590,000)
Ending Balance		164,000	14,000	20,000
Exercisable at June 30, 2012		40,000	10,000
Available for grant at June 30, 2012		4,836,000	3,976,000
Weighted Average Exercise Price
Beginning Balance		$ 2.61	$ 3.08	$ 0.68
Forfeitures			$ 4.15
Grants		$ 1.55
Cancellations	$ 0.65			$ 0.65
Ending Balance		$ 1.64	$ 2.61	$ 3.08
Exercisable at June 30, 2012		$ 1.88	$ 2.86
Weighted Average Remaining Contractual Term
Outstanding at June 30, 2012		9 years 7 months 6 days	6 years 6 months
Exercisable at June 30, 2012		9 years	6 years 6 months
Aggregate Intrinsic Value
Outstanding at June 30, 2012		$ 0	$ 0
Exercisable at June 30, 2012		$ 0	$ 0

Stock Options Outstanding and Exercisable (Detail) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Outstanding Number of Options Outstanding	164,000	14,000	20,000	1,610,000
Stock Options Outstanding Weighted Average Remaining Contractual Life (Years)	9 years 7 months 6 days	6 years 6 months
Stock Options Outstanding Weighted Average Exercise Price	$ 1.64	$ 2.61	$ 3.08	$ 0.68
Stock Options Exercisable Number of Options Exercisable	40,000	10,000
Stock Options Exercisable Weighted Average Remaining Contractual Life (Years)	9 years	6 years 6 months
Stock Options Exercisable Weighted Average Exercise Price	$ 1.88	$ 2.86
Range One
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Excercise Prices	$ 1.45	$ 2
Stock Options Outstanding Number of Options Outstanding	50,000	10,000
Stock Options Outstanding Weighted Average Remaining Contractual Life (Years)	9 years 10 months 24 days	6 years 6 months
Stock Options Outstanding Weighted Average Exercise Price	$ 1.45	$ 2
Stock Options Exercisable Number of Options Exercisable	10,000	6,000
Stock Options Exercisable Weighted Average Remaining Contractual Life (Years)	9 years 10 months 24 days	6 years 6 months
Stock Options Exercisable Weighted Average Exercise Price	$ 1.45	$ 2
Range Two
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Excercise Prices	$ 1.6	$ 4.15
Stock Options Outstanding Number of Options Outstanding	100,000	4,000
Stock Options Outstanding Weighted Average Remaining Contractual Life (Years)	9 years 10 months 24 days	6 years 6 months
Stock Options Outstanding Weighted Average Exercise Price	$ 1.6	$ 4.15
Stock Options Exercisable Number of Options Exercisable	20,000	4,000
Stock Options Exercisable Weighted Average Remaining Contractual Life (Years)	9 years 10 months 24 days	6 years 6 months
Stock Options Exercisable Weighted Average Exercise Price	$ 1.6	$ 4.15
Range Three
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Excercise Prices	$ 2	$ 2
Excercise Prices		$ 4.15
Stock Options Outstanding Number of Options Outstanding	10,000	14,000
Stock Options Outstanding Weighted Average Remaining Contractual Life (Years)	6 years 3 months 18 days	6 years 6 months
Stock Options Outstanding Weighted Average Exercise Price	$ 2	$ 2.61
Stock Options Exercisable Number of Options Exercisable	6,000	10,000
Stock Options Exercisable Weighted Average Remaining Contractual Life (Years)	6 years 3 months 18 days	6 years 6 months
Stock Options Exercisable Weighted Average Exercise Price	$ 2	$ 2.86
Range Four
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Excercise Prices	$ 4.15
Stock Options Outstanding Number of Options Outstanding	4,000
Stock Options Outstanding Weighted Average Remaining Contractual Life (Years)	6 years 2 months 12 days
Stock Options Outstanding Weighted Average Exercise Price	$ 4.15
Stock Options Exercisable Number of Options Exercisable	4,000
Stock Options Exercisable Weighted Average Remaining Contractual Life (Years)	6 years 2 months 12 days
Stock Options Exercisable Weighted Average Exercise Price	$ 4.15
Range Five
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Excercise Prices	$ 1.45
Excercise Prices	$ 4.15
Stock Options Outstanding Number of Options Outstanding	164,000
Stock Options Outstanding Weighted Average Remaining Contractual Life (Years)	9 years 7 months 6 days
Stock Options Outstanding Weighted Average Exercise Price	$ 1.64
Stock Options Exercisable Number of Options Exercisable	40,000
Stock Options Exercisable Weighted Average Remaining Contractual Life (Years)	9 years
Stock Options Exercisable Weighted Average Exercise Price	$ 1.88

Summary of Warrant Related Activity (Detail)	12 Months Ended
	Mar. 31, 2012 Year	Jun. 30, 2012 Year
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding	6,214,785	6,214,785
Issued	6,214,785
Number of Warrants Outstanding	6,214,785	6,214,785
Weighted Average Remaining Contractual Term (Years)	5.2	4.9
Series A Warrant
Class of Warrant or Right [Line Items]
Exercise Price	1.25	1.25
Number of Warrants Outstanding	1,174,785	1,174,785
Issued	1,174,785
Number of Warrants Outstanding	1,174,785	1,174,785
Weighted Average Remaining Contractual Term (Years)	1.6	1.4
Series B Warrants
Class of Warrant or Right [Line Items]
Exercise Price	2	2
Number of Warrants Outstanding	2,520,000	2,520,000
Issued	2,520,000
Number of Warrants Outstanding	2,520,000	2,520,000
Weighted Average Remaining Contractual Term (Years)	5	4.8
Series C Warrants
Class of Warrant or Right [Line Items]
Exercise Price	3	3
Number of Warrants Outstanding	2,520,000	2,520,000
Issued	2,520,000
Number of Warrants Outstanding	2,520,000	2,520,000
Weighted Average Remaining Contractual Term (Years)	7	6.8

Warrants - Additional Information (Detail) (USD $)	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2012 Common Stock	Mar. 31, 2012 Common Stock	Jun. 30, 2012 Series B Warrants	Mar. 31, 2012 Series B Warrants	Jun. 30, 2012 Series C Warrants	Mar. 31, 2012 Series C Warrants	Jun. 30, 2012 Series A Warrant	Mar. 31, 2012 Series A Warrant	Oct. 31, 2011 2011 Private Placement	Dec. 31, 2011 2011 Private Placement	Dec. 31, 2011 2011 Private Placement Common Stock	Mar. 31, 2012 2011 Private Placement Series A Warrant	Dec. 31, 2011 2011 Private Placement Series A Warrant	Oct. 31, 2011 2011 Private Placement Series A Warrant
Class of Warrant or Right [Line Items]
Weighted average exercise price of the warrants	2.26	2.26
Private placement, sale of units											2,500,000
Private placement, price per unit											$ 0.6
Shares of common stock per each unit sold											1
Number of stock purchase warrants per each unit sold											1
Warrant, weighted average exercise price					2	2	3	3	1.25	1.25				1.25		1.25
Series A warrants, expiration period														2 years		2 years
Proceeds from issuance of private placement												$ 704,870
Common stock, shares issued													1,174,785
Common stock, warrants Issued															1,174,785
Business Acquisition, common stock issued as consideration			8,870,000	8,870,000
Business Acquisition, warrants issued as consideration					2,520,000	2,520,000	2,520,000	2,520,000
Warrant, exercise period					5 years	5 years	7 years	7 years
Maximum number of warrants and common stock issued in Share Exchange Agreement as a percentage of shares of common stock issued and outstanding at the time of exercise.	49.90%	49.90%

Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended
	May 31, 2012 Executive Compensation Contracts	May 31, 2012 Board Member Compensation Contracts	May 31, 2012 Board Member Compensation Contracts For each meeting attended in person	May 31, 2012 Board Member Compensation Contracts For each meeting attended telephonically	Jul. 02, 2012 Geokinetics Usa Incorporated Supplemental Agreement No. 1 acre	Jul. 02, 2012 Geokinetics Usa Incorporated Acres Supplemental Agreement No. 1 acre
Subsequent Event [Line Items]
3 dimensional (3-D) seismic survey, survey coverage					41.05	26,272
Monthly salary of the CFO	$ 6,000
Options granted to employees		50,000
Stock options vested during period		10,000
Percentage of options vested		20.00%
Percentage of options vest on the one-year anniversary of service		40.00%
Percentage of options vest on the two-year anniversary		40.00%
Cash payment for Board members			$ 3,000	$ 500

Two Thousand Eleven Private Placement - Additional Information (Detail) (2011 Private Placement, USD $)	1 Months Ended					12 Months Ended
	Dec. 31, 2011	Oct. 31, 2011	Dec. 31, 2011 Series A Warrant	Oct. 31, 2011 Series A Warrant	Dec. 31, 2011 Common Stock	Mar. 31, 2012 Common Stock
Equity [Line Items]
Private placement, number of units		2,500,000
Private placement, price per unit		$ 0.6
Number of common stock shares in each unit		1
Number of warrants in each unit				1
Number of shares that can be purchased by each warrant				1
Warrant, weighted average exercise price				1.25
Warrant, exercise period				2 years
Proceeds from issuance of private placement	$ 704,870		$ 288,285		$ 416,585
Common stock, shares issued	1,174,785					1,174,785
Warrants Issued			1,174,785
Fair value of warrants			$ 569,383
Weighted average assumptions, risk-free interest rate			0.27%
Weighted average assumptions, expected lives			2 years
Weighted average assumptions, expected volatility			167.90%
Weighted average assumptions, dividend yield			0.00%

Capital Stock - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2012	Mar. 31, 2011	Dec. 31, 2011 2011 Private Placement	Jun. 30, 2012 Gonzales County, Texas acre	Mar. 31, 2012 Gonzales County, Texas acre	Jun. 30, 2012 Common Stock	Mar. 31, 2012 Common Stock	Mar. 31, 2012 Common Stock 2011 Private Placement	Jun. 30, 2012 Series B Warrants	Mar. 31, 2012 Series B Warrants	Jun. 30, 2012 Series C Warrants	Mar. 31, 2012 Series C Warrants
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Reverse stock split ratio	0.2
Common stock issued, acquisition of leases					1,800,000	1,800,000
Acres of undeveloped land					300	300
Business Acquisition, common stock issued as consideration							8,870,000	8,870,000
Business Acquisition, warrants issued as consideration										2,520,000	2,520,000	2,520,000	2,520,000
Warrant, weighted average exercise price										2	2	3	3
Common stock, shares issued				1,174,785					1,174,785

Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2012 Ms. Joanne Lustre	Jun. 30, 2012 Gonzales County, Texas acre	Mar. 31, 2012 Gonzales County, Texas acre	Mar. 31, 2012 Gonzales County, Texas Mr. Cerna	Mar. 31, 2012 Gonzales County, Texas Acqua Ventures, Inc.	Mar. 31, 2012 Young County, Texas Well acre Property	Jul. 29, 2011 Young County, Texas Property Well acre
Related Party Transaction [Line Items]
Acres of undeveloped land			300	300
Common stock issued, acquisition of leases			1,800,000	1,800,000	1,400,000	400,000
Common stock issued, estimated fair value	$ 1,818,000		$ 1,818,000	$ 1,818,000	$ 1,414,000
Number of leases acquired							2	2
Acres of land acquired							120	120
Number of wells acquired							14	14
Cash paid for acquisition of leases							$ 128,500	$ 128,500
Business Acquisition, common stock issued as consideration		4,200,000
Business Acquisition, common stock issued as consideration as a percentage of issued and outstanding shares		20.70%

Significant Components of Deferred Tax Assets (Detail) (USD $)	Mar. 31, 2012	Mar. 31, 2011
Deferred tax assets:
Net operating loss carryforwards	$ 841,611	$ 659,346
Capitalized research and development	52,494	60,609
Capitalized oil and gas development costs	1,362
Capitalized acquisition related costs	9,737
Stock based compensation	10,563	14,766
Research and development credit carry forward	10,085	10,085
Total deferred tax assets	925,852	744,806
Less: valuation allowance	(925,852)	(744,806)
Net deferred tax asset

Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Income Tax [Line Items]
Change in valuation allowance	$ (181,046)	$ 223,516
Operating loss carry forward available to offset future federal taxable income	2,475,327
Operating loss carry forward expiration date	March 31, 2022
Research and development tax credit carry forwards available to offset federal income taxes	$ 10,085
Research and development tax credit carry forwards expiration date	Mar 31, 2028
Statutory income tax rate	34.00%	34.00%

Reconciliation Between Expected Income Tax Benefit and Actual (Detail) (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Reconciliation Of Income Taxes [Line Items]
Income tax benefit at statutory rate	$ 181,635	$ 62,446
Non-deductible meals and entertainment	(589)	(368)
Cancellation of fully vested stock options		(285,594)
Change in valuation allowance	(181,046)	223,516
Income Tax Expense (Benefit), Total